Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Income Fund
Putnam VT American Government Income Fund

This prospectus explains what you should know about Putnam VT American Government Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
9	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks high current income with preservation of capital as its secondary objective.

MAIN INVESTMENT STRATEGIES —
U.S. GOVERNMENT BONDS

We invest mainly in bonds that:

* are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds and

* have intermediate to long-term maturities (three years or longer).

Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities. We may invest up to 20% of net assets in mortgage-backed and other asset-backed securities of private (non-governmental) issuers and money market funds, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities rating agency, or if unrated, that we determine to be of comparable quality.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking high current income and preservation of capital as a secondary objective. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

Annual performance of IA shares at NAV

* In the fund’s best calendar quarter during this period (Q3 01), a $1,000 investment would have grown 5.05% to $1,051.

* In the fund’s worst calendar quarter during this period (Q2 04), a $1,000 investment would have declined 2.82% to $972.

* Year-to-date performance through 3/31/07 was 1.41% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

2   P R O S P E C T U S   O F   T H E   T R U S T

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(2/1/00)

Class IA	3.51%	3.74%	5.40%
Class IB	3.22%	3.48%	5.17%
Lehman Government Bond Index
(no deduction for fees or expenses)	3.51%	3.66%	5.32%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lehman Government Bond Index, an unmanaged index of U.S. Treasury and agency securities. The fund’s performance was previously compared to the Lehman Intermediate Treasury Bond Index, an unmanaged index of U.S. Treasury securities with maturities between 1 and 10 years. This index was replaced by the Lehman Government Bond Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the Lehman Intermediate Treasury Bond Index for the 1-year, 5-year and 10-year period ending on 12/31/06 were 3.51%, 3.66% and 5.32%, respectively.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.65%	N/A	0.19%	0.84%	-0.22%	0.62%
Class IB	0.65%	0.25%	0.19%	1.09%	-0.22%	0.87%

How do these fees and expenses look in
dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$63	$246	$444	$1,017
Class IB	$89	$325	$580	$1,312

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam American Government Income Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in U.S. government bonds, although we may also invest in mortgage-backed and asset-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not

3   P R O S P E C T U S   O F   T H E   T R U S T

benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds in which the fund may invest are subject to varying degrees of risk. These risk factors include the creditwor-thiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securi-tized debt instruments including mortgage-backed and asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in zero-coupon bonds. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause

4   P R O S P E C T U S   O F   T H E   T R U S T

the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $31,691 in brokerage commissions during the last fis-cal year, representing 0.02% of the fund’s average net assets. Of this amount, no monies were paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 0.64% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	180%	420%	310%	553%	517%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

5   P R O S P E C T U S   O F   T H E   T R U S T

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.43% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Kevin Cronin	2000	Putnam	Head of
		Management	Investments;
		1997 – Present	Chief Investment
Officer, Core Fixed
Income, Fixed
Income Money
Market and Tax
Exempt Fixed
Income Teams

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Rob Bloemker	2002	Putnam	Team Leader,
		Management	Mortgage and
		1999 – Present	Government
Previously,
Mortgage Specialist

Daniel Choquette	2005	Putnam	Mortgage Specialist
Management
2002 – Present

		Lehman Brothers	Fixed Income
		Prior to Sept. 2002	Derivatives Trader

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Kevin Cronin was also a Portfolio Leader of Putnam VT Income Fund, Putnam Global Income Trust, Putnam Limited Duration Government Income Fund and Putnam U.S. Government Income Trust. Rob Bloemker was also a Portfolio Member of Putnam VT Diversified Income Fund, Putnam VT Income Fund, Putnam Limited Duration Government Income Fund, Putnam Master Intermediate Income Trust, Putnam Premier Income Trust and Putnam U.S. Government Income Trust. Daniel Choquette was also a Portfolio Member of Putnam Limited Duration Government Income Fund and Putnam U.S. Government Income Trust. Kevin Cronin, Rob Bloemker and Daniel Choquette may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. Kevin Cronin has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — General U.S. Government Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or

6   P R O S P E C T U S   O F   T H E   T R U S T

individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

7   P R O S P E C T U S   O F   T H E   T R U S T

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with your Expenses” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

8   P R O S P E C T U S   O F   T H E   T R U S T

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

9   P R O S P E C T U S   O F   T H E   T R U S T

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

 The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT American Government Income Fund (Class IA)
December 31, 2006	$11.50	$ .45(f)	$ (.07)	$ .38	$ (.50)	$ —	$ —	$ (.50)	$ 11.38	3.51	$ 83,470	.62(f)	4.01(f)	180.25(g)
December 31, 2005	11.75	.41(f)	(.22)	.19	(.41)	(.03)	—	(.44)	11.50	1.65	107,325	.64(f)	3.56(f)	419.62(g)
December 31, 2004	12.08	.31(f)	.03	.34	(.49)	(.18)	—	(.67)	11.75	2.85	144,320	.66(f)	2.65(f)	309.71
December 31, 2003	12.34	.29	(.07)	.22	(.25)	(.23 )	—	(.48)	12.08	1.89	225,290.74		2.35	553.08
December 31, 2002	11.62	.39	.63	1.02	(.30)	—	—	(.30)	12.34	8.98	386,364.74		3.26	517.44(e)

Putnam VT American Government Income Fund (Class IB)
December 31, 2006	$11.46	$ .42(f)	$ (.07)	$ .35	$ (.47)	$ —	$ —	$ (.47)	$ 11.34	3.22	$ 65,543	.87(f)	3.74(f )	180.25(g)
December 31, 2005	11.71	.38(f)	(.22)	.16	(.38)	(.03)	—	(.41)	11.46	1.35	74,858	.89(f)	3.32(f )	419.62(g)
December 31, 2004	12.02	.28(f)	.04	.32	(.45)	(.18)	—	(.63)	11.71	2.66	87,312	.91(f)	2.39(f )	309.71
December 31, 2003	12.30	.25	(.07)	.18	(.23)	(.23)	—	(.46)	12.02	1.56	107,751.99		2.09	553.08
December 31, 2002	11.59	.37	.62	.99	(.28)	—	—	(.28)	12.30	8.77	164,573.99		3.13	517.44(e)

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT American Government Income Fund	0.22%	0.17%	0.13%	—

(g) Portfolio turnover excludes dollar roll transactions.

12	P R O S P E C T U S O F T H E T R U S T	13 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of Putnam
Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811 — 05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Blend Fund
Putnam VT Capital Appreciation Fund

This prospectus explains what you should know about Putnam VT Capital Appreciation Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL
The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 15.11% to $1,151.

* In the fund’s worst calendar quarter during this period (Q3 01), a $1,000 investment would have declined 18.30% to $817.

* Year-to-date performance through 3/31/07 was 1.39% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(9/29/00)

Class IA	12.61%	6.41%	1.04%
Class IB	12.32%	6.14%	0.79%
Russell 3000 Index
(no deduction for fees or expenses)	15.72%	7.17%	1.91%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

2   P R O S P E C T U S   O F   T H E   T R U S T

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.65%	N/A	0.38%	1.03%	-0.21%	0.82%
Class IB	0.65%	0.25%	0.38%	1.28%	-0.21%	1.07%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 84	$307	$548	$1,241
Class IB	$109	$385	$682	$1,532

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Capital Appreciation Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more

3   P R O S P E C T U S   O F   T H E   T R U S T

than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $81,519 in brokerage commissions during the last fiscal year, representing 0.16% of the fund’s average net assets. Of this amount, $18,408 representing 0.04% of the fund’s average net assets was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 0.98% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect

4   P R O S P E C T U S   O F   T H E   T R U S T

insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s fiscal year portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	81%	132%	140%	144%	166%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.44% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the U.S. Core and U.S. Small- and Mid-Cap Core Teams manage the fund’s investments. The names of all team members can be found at www.putnam.com.

5   P R O S P E C T U S   O F   T H E   T R U S T

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the teams’ efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the teams also include other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

James Wiess	2004	Putnam	Chief Investment
		Management	Officer, U.S.
		2000 – Present	Core Team
Previously, Senior
Portfolio Manager

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Richard Cervone	2004	Putnam	Portfolio Manager
		Management	Previously, Analyst
1998 – Present

Joseph Joseph	1999	Putnam	Chief Investment
		Management	Officer, Global Core
		1994 – Present	Small Cap Team
Previously, Director,
Global Core Small
Cap Team

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, James Wiess was also a Portfolio Leader of Putnam VT Investors Fund and Putnam Tax Smart Equity Fund. Richard Cervone was also a Portfolio Member of Putnam VT Investors Fund and Putnam Tax Smart Equity Fund. Joseph Joseph was also a Portfolio Leader of Putnam VT Capital Opportunities Fund and Putnam International Capital Opportunities Fund. James Wiess, Richard Cervone and Joseph Joseph may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Member James Yu left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Michael Nance (May 2002 to August 2004) and Joshua Brooks (August 2004 to August 2005).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Multi-Cap Growth Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

6   P R O S P E C T U S   O F   T H E   T R U S T

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or

7   P R O S P E C T U S   O F   T H E   T R U S T

on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests

8   P R O S P E C T U S   O F   T H E   T R U S T

of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

9   P R O S P E C T U S   O F   T H E   T R U S T

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK.

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Capital Appreciation Fund (Class IA)
December 31, 2006	$ 9.38	$ .04(f )	$ 1.08	$ 1.12	$ (.03)	$ (.85)	$ —	$ (.88)	$ 9.62	12.61	$ 28,620	.82(f )	.42(f )	81.44
December 31, 2005	8.73	.04(f )(h)	.67	.71	(.06)	—	—	(.06)	9.38	8.18	28,310	.88(f )	.40(f )(h)	132.25
December 31, 2004	7.59	.06(f )(g)	1.08	1.14	—	—	—	—	8.73	15.02	26,223	.90(f )	.75(f )(g)	139.79
December 31, 2003	6.07	—(e)	1.52	1.52	—	—	—	—	7.59	25.04	23,316	1.06	.04	143.90
December 31, 2002	7.82	.02	(1.75)	(1.73)	(.01)	—	(.01)	(.02)	6.07	(22.13)	13,542	1.13	.30	166.36

Putnam VT Capital Appreciation Fund (Class IB)
December 31, 2006	$ 9.30	$ .01(f )	$ 1.08	$ 1.09	$ (.01)	$ (.85)	$ —	$ (.86)	$ 9.53	12.32	$ 22,223	1.07(f )	.17(f )	81.44
December 31, 2005	8.66	.01(f )(h)	.67	.68	(.04)	—	—	(.04)	9.30	7.88	23,072	1.13(f )	.15(f )(h)	132.25
December 31, 2004	7.55	.04(f )(g)	1.07	1.11	—	—	—	—	8.66	14.70	23,302	1.15(f )	.51(f )(g)	139.79
December 31, 2003	6.05	(.01)	1.51	1.50	—	—	—	—	7.55	24.79	20,315	1.31	(.20)	143.90
December 31, 2002	7.80	—(e)	(1.74)	(1.74)	(.01)	—	—(e)	(.01)	6.05	(22.35)	14,021	1.38	.05	166.36

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Amount represents less than $0.01 per share.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–—	————–—	————–—	————–—
Putnam VT Capital Appreciation Fund	0.21%	0.12%	0.13%	—

(g) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds’ class IA and class IB shares reflect a special dividend received by the fund, which amounted to the following amounts:

	Per share	Percentage of average net assets
	——–—————–—	—––––––––––––––—–————–—
	12/31/04	12/31/04
	——–——–	——–——–
Putnam VT Capital Appreciation Fund	$0.02	0.31%

(h) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Capital Appreciation Fund	$11,448	<$0.01	0.02%	<$0.01	0.02%

12 P R O S P E C T U S O F T H E T R U S T	13 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811-05346	4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Blend Fund
Putnam VT Capital Opportunities Fund

This prospectus explains what you should know about Putnam VT Capital Opportunities Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL
The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in small and midsized companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking long-term growth of capital and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q4 04), a $1,000 investment would have grown 13.43% to $1,134.

* In the fund’s worst calendar quarter during this period (Q2 06), a $1,000 investment would have declined 3.88% to $961.

* Year-to-date performance through 3/31/07 was 4.60% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

		Since
	Past	inception
	1 year	(5/1/03)

Class IA	15.52%	20.30%
Class IB	15.21%	20.00%
Russell 2500 Index
(no deduction for fees or expenses)	16.17%	21.94%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 2500 Index, an unmanaged index of 2500 small and midsized companies in the Russell 3000 Index.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

2   P R O S P E C T U S   O F   T H E   T R U S T

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.65%	N/A	0.42%	1.07%	-0.11%	0.96%
Class IB	0.65%	0.25%	0.42%	1.32%	-0.11%	1.21%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE : Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 98	$329	$580	$1,296
Class IB	$123	$407	$713	$1,586

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Capital Opportunities Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more

3   P R O S P E C T U S   O F   T H E   T R U S T

than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $76,067 in brokerage commissions during the last fiscal year, representing 0.18% of the fund’s average net assets. Of this amount, $17,653 representing 0.04% of the fund’s average net assets was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 1.14% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

4   P R O S P E C T U S   O F   T H E   T R U S T

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	105%	133%	163%	163%*	—

*Not annualized.

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.54% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the U.S. Small- and Mid-Cap Core Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the fund and are primarily responsible

5   P R O S P E C T U S   O F   T H E   T R U S T

for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Joseph Joseph	2003	Putnam	Chief Investment
		Management	Officer, Global Core
		1994 – Present	Small Cap Team
Previously, Director,
Global Core Small
Cap Team

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

John Ferry	2004	Putnam	Portfolio Manager
		Management	Previously,
		1998 – Present	Quantitative Analyst

Gerald Moore	2003	Putnam	Senior Portfolio
		Management	Manager
		1997 – Present	Previously,
Portfolio Manager

Franz Valencia	2006	Putnam	Portfolio Manager
		Management	Previously, Research
		2002 – Present	Associate
		Fidelity	Chartist
Investments
1999 – 2002

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Joseph Joseph was also a Portfolio Leader of Putnam International Capital Opportunities Fund and a Portfolio Member of Putnam VT Capital Appreciation Fund. John Ferry was also a Portfolio Member of Putnam International Capital Opportunities Fund. Gerald Moore did not serve as a Portfolio Leader or Portfolio Member of any other Putnam funds. Franz Valencia was also a Portfolio Member of Putnam International Capital Opportunities Fund. Joseph Joseph, John Ferry, Gerald Moore and Franz Valencia may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Member Tinh Bui left the fund’s management team and Portfolio Member Franz Valencia joined the fund’s management team. Joseph Joseph has served as Portfolio Leader of the fund since its inception.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) —Small-Cap Core Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

6  P R O S P E C T U S   O F   T H E   T R U S T

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or

7   P R O S P E C T U S   O F   T H E   T R U S T

on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests

8   P R O S P E C T U S   O F   T H E   T R U S T

of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest,

9   P R O S P E C T U S   O F   T H E   T R U S T

must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Capital Opportunities Fund (Class IA)
December 31, 2006	$15.87	$ .03(f )	$ 2.38	$ 2.41	$ (.04)	$(1.09)	$ —	$ (1.13)	$ 17.15	15.52	$ 26,293	.96(f )	.21(f )	104.74
December 31, 2005	14.44	.05(f )(g)	1.44	1.49	—	(.06)	—	(.06)	15.87	10.41	18,788	.92(f )	.37(f )(g)	133.38
December 31, 2004	12.74	.08(f )	2.26	2.34	(.06)	(.58)	—	(.64)	14.44	18.54	13,523	.96(f )	.59(f )	163.42
December 31, 2003**	10.00	—(e)(f )	3.02	3.02	—	(.28)	—	(.28)	12.74	30.25*	5,972	.71(f )*	(.01)(f )*	163.05*

Putnam VT Capital Opportunities Fund (Class IB)
December 31, 2006	$15.79	$ (.01)(f )	$ 2.37	$ 2.36	$ (.02)	$ (1.09)	$ —	$ (1.11)	$ 17.04	15.21	$ 20,696	1.21(f )	(.04)(f )	104.74
December 31, 2005	14.40	.02(f )(g)	1.43	1.45	—	(.06)	—	(.06)	15.79	10.16	15,049	1.17(f )	.11(f )(g)	133.38
December 31, 2004	12.72	.05(f )	2.24	2.29	(.03)	(.58)	—	(.61)	14.40	18.21	9,013	1.21(f )	.35(f )	163.42
December 31, 2003**	10.00	(.03)(f )	3.03	3.00	—	(.28)	—	(.28)	12.72	30.05*	4,737	.88(f )*	(.18)(f )*	163.05*

* Not annualized.

** For the period May 1, 2003 (commencement of operations) to December 31,2003.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Amount represents less than $0.01 per share.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Capital Opportunities Fund	0.11%	0.24%	0.44%	0.61%

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Capital Opportunities Fund	$1,393	<$0.01	0.01%	<$0.01	0.01%

12 P R O S P E C T U S O F T H E T R U S T	13 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s web-site at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346	4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Growth Fund
Putnam VT Discovery Growth Fund

This prospectus explains what you should know about Putnam VT Discovery Growth Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking long-term growth of capital and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q4 01), a $1,000 investment would have grown 22.36% to $1,224.

* In the fund’s worst calendar quarter during this period (Q3 01), a $1,000 investment would have declined 31.71% to $683.

* Year-to-date performance through 3/31/07 was 3.56% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)
			Since
	Past	Past	inception
	1 year	5 years	(9/29/00)

Class IA	11.30%	3.83%	-7.81%
Class IB	11.07%	3.56%	-8.04%
Russell Midcap Growth Index
(no deduction for fees or expenses)	10.66%	8.22%	-1.79%
Russell 2500 Growth Index
(no deduction for fees or expenses)	12.26%	7.62%	0.40%

This table compares the fund’s performance to that of two broad measures of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell Midcap Growth Index, an unmanaged index of those companies in the Russell Midcap Index chosen for their growth orientation. The fund’s performance is also compared to the Russell 2500 Growth Index, an unmanaged index of those companies in the small/mid-cap Russell 2500 Index chosen for their growth orientation.

2   P R O S P E C T U S   O F   T H E   T R U S T

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.70%	N/A	0.55%	1.25%	-0.43%	0.82%
Class IB	0.70%	0.25%	0.55%	1.50%	-0.43%	1.07%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE : Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 84	$354	$645	$1,474
Class IB	$109	$432	$778	$1,760

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Discovery Growth Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and

3   P R O S P E C T U S   O F   T H E   T R U S T

midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the affected fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $84,788 in brokerage commissions during the last fiscal year, representing 0.22% of the fund’s average net assets. Of this amount, $17,040, representing 0.04% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 1.04% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect

4    P R O S P E C T U S   O F   T H E   T R U S T

insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	95%	147%	107%	82%	92%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment per formance and the quality of other services such as adminis tration, custody, and investor services. At least annually, Trustees review the fees paid to Putnam Management and affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.27% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Growth and Small and Emerging Growth Teams manage the fund’s investments. The names of all team members can be found at www.putnam.com.

5   P R O S P E C T U S   O F   T H E   T R U S T

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the teams’ efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the teams also include other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund
	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Richard Weed	2004	Putnam	Senior Portfolio
		Management	Manager
2000 – Present

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Robert Ginsberg	2005	Putnam	Portfolio Manager
Management
2004 – Present
		Delaware	Portfolio Manager
Investments
Prior to Aug. 2004

Raymond Haddad 2004		Putnam	Portfolio Manager
		Management	Previously, Analyst
2000 – Present

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Richard Weed was also a Portfolio Leader of Putnam VT OTC & Emerging Growth Fund and Putnam Small Cap Growth Fund, and was a Portfolio Member of Putnam VT New Opportunities Fund. Robert Ginsberg was also a Portfolio Leader of Putnam VT Growth Opportunities Fund and Putnam VT Voyager Fund. Raymond Haddad was also a Portfolio Member of Putnam VT OTC & Emerging Growth Fund. Richard Weed, Robert Ginsberg and Raymond Haddad may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Roland Gillis (May 2002 to September 2004).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Multi-Cap Growth Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

6   P R O S P E C T U S   O F   T H E   T R U S T

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or

7   P R O S P E C T U S   O F   T H E   T R U S T

on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests

8   P R O S P E C T U S   O F   T H E   T R U S T

of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inef-ficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life

9   P R O S P E C T U S   O F   T H E   T R U S T

insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Discovery Growth Fund (Class IA)
December 31, 2006	$ 5.40	$ .01(g)	$ .60	$.61	$ —	$ —	$ —	$ —	$ 6.01	11.30	$ 11,434	.82(g)	.10(g)	94.83
December 31, 2005	5.02	—(e)(g)(i)	.38	.38	—	—	—	—	5.40	7.57	13,287	.88(g)	(.09)(g)(i)	147.47
December 31, 2004	4.66	(.01)(g)(h)	.37	.36	—	—	—	—	5.02	7.73	17,068	.94(g)	(.24)(g)(h)	106.52
December 31, 2003	3.52	(.02)	1.16	1.14	—	—	—	—	4.66	32.39	19,835	1.08	(.58)	81.55
December 31, 2002	4.98	(.04)	(1.42)	(1.46)	—	—	—	—	3.52	(29.32)	12,353	1.56	(1.11)	92.27(f )

Putnam VT Discovery Growth Fund (Class IB)
December 31, 2006	$ 5.33	$ (.01)(g)	$ .60	$.59	$—	$—	$ —	$—	$5.92	11.07	$ 25,307	1.07(g)	(.14)(g)	94.83
December 31, 2005	4.97	(.02)(g)(i)	.38	.36	—	—	—	—	5.33	7.24	27,155	1.13(g)	(.34)(g)(i)	147.47
December 31, 2004	4.62	(.02)(g)(h)	.37	.35	—	—	—	—	4.97	7.58	34,186	1.19(g)	(.48)(g)(h)	106.52
December 31, 2003	3.50	(.03)	1.15	1.12	—	—	—	—	4.62	32.00	35,091	1.33	(.83)	81.55
December 31, 2002	4.97	(.05)	(1.42)	(1.47)	—	—	—	—	3.50	(29.58)	24,082	1.81	(1.36)	92.27(f )

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Amount represents less than $0.01 per share.

(f ) Portfolio turnover excludes the impact of assets received from the acquired fund.

(g) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Discovery Growth Fund	0.43%	0.29%	0.14%	—

(h) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds’ class IA and class IB shares reflect a special dividend received by the fund, which amounted to the following amounts:

	Per share	Percentage of average net assets
	——–——--	———–———----------------
	12/31/04	12/31/04
	——–——--	——–——--
Putnam VT Discovery Growth Fund	$0.01	0.14%

(i) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Discovery Growth Fund	$14,409	<$0.01	0.03%	<$0.01	0.03%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Income Fund
Putnam VT Diversified Income Fund

This prospectus explains what you should know about Putnam VT Diversified Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

3	What are the fund’s main investment strategies
and related risks?

7	Who oversees and manages the fund?

9	How to buy and sell fund shares

9	Distribution Plan and payments to dealers

10	How does the fund price its shares?

10	Policy on excessive short-term trading

12	Fund distributions and taxes

12	Financial highlights

Fund summary

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES — MULTI-SECTOR BONDS

We invest mainly in bonds that:

* are securitized debt instruments and other obligations of companies and governments worldwide

* are either investment-grade or below investment-grade and

* have intermediate to long-term maturities (three years or longer).

Under normal market conditions, we invest 15% – 65% of the fund’s net assets in each of these three sectors:

* U.S. and investment-grade sector: U.S. government securities and investment-grade bonds of U.S. companies.

* High yield sector: lower-rated bonds of U.S. companies.

* International sector: bonds of foreign governments and companies, including both investment-grade and lower-rated securities.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund invests significantly in below investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking a high level of current income and who are willing to take on a higher risk to principal that is inherent in investing in lower-rated bonds. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 7.66% to $1,077.

* In the fund’s worst calendar quarter during this period (Q3 98), a $1,000 investment would have declined 4.94% to $951.

* Year-to-date performance through 3/31/07 was 1.35% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember

2   P R O S P E C T U S   O F   T H E   T R U S T

that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	6.60%	9.03%	5.61%
Class IB	6.29%	8.74%	5.37%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)	4.33%	5.06%	6.24%
Citigroup Non-US World
Government Bond Index
(no deduction for fees or expenses)	6.94%	9.50%	4.70%
JP Morgan Global High Yield Index
(no deduction for fees or expenses)	11.45%	10.79%	6.88%

This table compares the fund’s performance to that of three broad measures of market performance. Performance of class IB shares for the period prior to April 6, 1998 is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lehman Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. The fund’s performance is also compared to the Citigroup Non-US World Government Bond Index, an unmanaged index of international investment-grade fixed-income securities. In addition, the fund’s performance is compared to the JP Morgan Global High Yield Index, an unmanaged index of global high-yield fixed-income securities.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

					Total
		Distri-	Acquired		Annual
	Manage-	bution	Fund		Fund	Expense	Net
	ment	(12b-1)	Operating	Other	Operating	Reim-	Ex-
	Fees	Fees	Expenses*	Expenses	Expenses	bursement	penses

Class IA	0.70%	N/A	0.02%	0.15%	0.87%	-0.08%	0.79%
Class IB	0.70%	0.25%	0.02%	0.15%	1.12%	-0.08%	1.04%

* Estimate of expenses attributable to the fund’s investment in Putnam Prime Money Market Fund that the fund bears indirectly, based on the total annual fund operating expenses (net of any applicable expense limitations) of Putnam Prime Money Market Fund as reported in its most recent shareholder report.

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 81	$270	$474	$1,065
Class IB	$106	$348	$609	$1,359

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam Diversified Income Trust in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector. We will not invest less than 15% of the fund’s net assets in U.S. government securities. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

3   P R O S P E C T U S   O F   T H E   T R U S T

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest up to 70% of the fund’s total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We may invest up to 5% of the fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objectives may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed and asset-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments including mortgage-backed and asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in

4   P R O S P E C T U S   O F   T H E   T R U S T

mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

* Foreign investments. The fund considers a foreign company to be one that is domiciled outside the U.S. or has its principal operations located outside the U.S. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

5   P R O S P E C T U S   O F   T H E   T R U S T

* Floating rate loans. Floating rate loans are debt obligations with interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major U.S. banks. While most floating rate loans are below investment grade in quality, most also are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments. Most floating rate loans allow for prepayment of principal without penalty. If a borrower prepays a loan, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

Although the market for the types of floating rate loans in which the fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider such a sale desirable.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, a t times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $46,770 in brokerage commissions during the last fis-cal year, representing 0.01% of the fund’s average net assets. Of this amount, no monies were paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 0.80% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other

6   P R O S P E C T U S   O F   T H E   T R U S T

transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	87%	115%	79%	104%	176%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.61% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL. PIL’s address is Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

* Investment management teams. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income and Core Fixed-Income High-Yield Teams manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the teams’ efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the teams also include other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

7   P R O S P E C T U S   O F   T H E   T R U S T

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

D. William Kohli	1994	Putnam	Director of Core
		Management	Fixed Income
1994 – Present

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Rob Bloemker	2005	Putnam	Team Leader,
		Management	Mortgage and
		1999 – Present	Government
Previously,
Mortgage Specialist

Jeffrey Kaufman	2005	Putnam	Team Leader,
		Management	Emerging Markets
		1998 – Present	Previously, Director
of Emerging
Market Debt

Kevin Murphy	2007	Putnam	Team Leader, High
		Management	Grade Credit
		1999 – Present	Previously,
Investment Strategist

Paul Scanlon	2005	Putnam	Team Leader, U.S.
		Management	High Yield
		1999 – Present	Previously, Portfolio
Manager; Analyst

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, D. William Kohli was also a Portfolio Leader of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust, and was a Portfolio Member of Putnam Global Income Trust. Rob Bloemker was also a Portfolio Member of Putnam VT American Government Income Fund, Putnam VT Income Fund, Putnam Limited Duration Government Income Fund, Putnam Master Intermediate Income Trust, Putnam Premier Income Trust and Putnam U.S. Government Income Trust. Jeffrey Kaufman was also a Portfolio Member of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust. Kevin Murphy was also a Portfolio Leader of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust and a Portfolio Member of Putnam VT Income Fund and Putnam VT Utilities Growth and Income Fund. Paul Scanlon was also a Portfolio Leader of Putnam Floating Rate Income Fund, Putnam VT High Yield Fund and Putnam High Yield Advantage Fund and was a Portfolio Member of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust. D. William Kohli, Rob Bloemker, Jeffrey Kaufman, Kevin Murphy and Paul Scanlon may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. After the fund’s fiscal year-end, Portfolio Member Kevin Murphy joined the fund’s management team and Portfolio Member David Waldman left the fund’s management team. D. William Kohli has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — General Bond Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

8   P R O S P E C T U S   O F   T H E   T R U S T

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007.The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell
fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to poli-cyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their

9   P R O S P E C T U S   O F   T H E   T R U S T

marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading.

10   P R O S P E C T U S   O F   T H E   T R U S T

Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbi-trageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

11   P R O S P E C T U S   O F   T H E   T R U S T

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control”over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

12   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

13   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Diversified Income Fund (Class IA)
December 31, 2006	$ 8.86	$ .44(f)	$ .11	$ .55	$ (.52)	$ —	$ —	$ (.52)	$ 8.89	6.60	$ 291,212	.76(f)	5.12(f)	87.14(g)
December 31, 2005	9.27	.44(f)	(.16)	.28	(.69)	—	—	(.69)	8.86	3.28	348,430	.79(f)	4.96(f)	115.07(g)
December 31, 2004	9.32	.51(f)	.33	.84	(.89)	—	—	(.89)	9.27	9.58	409,381	.80(f)	5.68(f)	79.07
December 31, 2003	8.55	.63	.97	1.60	(.83)	—	—	(.83)	9.32	20.27	449,121.82		7.16	104.06
December 31, 2002	8.81	.71	(.20)	.51	(.77)	—	—	(.77)	8.55	6.20	440,845.82		8.45	176.17(e)

Putnam VT Diversified Income Fund (Class IB)
December 31, 2006	$ 8.76	$ .42(f)	$ .10	$ .52	$ (.50)	$ —	$ —	$ (.50)	$ 8.78	6.29	$ 188,602	1.01(f)	4.86(f)	87.14(g)
December 31, 2005	9.17	.41(f)	(.15)	.26	(.67)	—	—	(.67)	8.76	3.05	160,295	1.04(f)	4.70(f)	115.07(g)
December 31, 2004	9.24	.48(f)	.32	.80	(.87)	—	—	(.87)	9.17	9.20	149,586	1.05(f)	5.41(f)	79.07
December 31, 2003	8.49	.60	.96	1.56	(.81)	—	—	(.81)	9.24	19.91	141,644	1.07	6.86	104.06
December 31, 2002	8.75	.68	(.18)	.50	(.76)	—	—	(.76)	8.49	6.03	102,982	1.07	8.20	176.17(e)

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Diversified Income Fund	0.09%	0.03%	0.03%	—

(g) Portfolio turnover excludes dollar roll transactions.

14	P R O S P E C T U S O F T H E T R U S T	15	P R O S P E C T U S O F T H E T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Value Fund
Putnam VT Equity Income Fund

This prospectus explains what you should know about Putnam VT Equity Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
6	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL
The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, we invest at least 80% of the fund’s net assets in common stocks and other equity investments that offer potential for current income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital growth and current income and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q4 04), a $1,000 investment would have grown 9.72% to $1,097.

* In the fund’s worst calendar quarter during this period (Q3 04), a $1,000 investment would have declined 0.40% to $996.

* Year-to-date performance through 3/31/07 was 0.92% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

		Since
	Past	inception
	1 year	(5/1/03)

Class IA	19.15%	15.89%
Class IB	18.93%	15.61%
Russell 1000 Value Index
(no deduction for fees or expenses)	22.25%	19.39%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 1000 Value Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

2   P R O S P E C T U S   O F   T H E   T R U S T

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.65%	N/A	0.15%	0.80%
Class IB	0.65%	0.25%	0.15%	1.05%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 82	$256	$444	$ 990
Class IB	$107	$334	$580	$1,286

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Equity Income Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks that offer the potential for current income and may also offer the potential for capital growth. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

3   P R O S P E C T U S   O F   T H E   T R U S T

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and fixed-income securities. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $277,076 in brokerage commissions during the last fiscal year, representing 0.13% of the fund’s average net assets. Of this amount, $101,159, representing 0.05% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.93% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other

4   P R O S P E C T U S   O F   T H E   T R U S T

transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	82%	59%	89%	113%*	—

*Not annualized.

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.65% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of Large-Cap Value Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the teams’ efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the teams also include other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Bartlett Geer	2003	Putnam	Senior Portfolio
		Management	Manager
2000 – Present

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Austin Kairnes	2006	Putnam	Portfolio Manager
Management
2006 – Present

		Independence	Director of
		Investments	Quantitative
		Prior to	Strategies
		March 2006	Previously,
Quantitative Equity
Analyst /
Portfolio Manager

5   P R O S P E C T U S   O F   T H E   T R U S T

* Other funds managed by the Portfolio Leader and Portfolio Member. As of March 31, 2007, Bartlett Geer and Austin Kairnes did not serve as Portfolio Leaders or Portfolio Members of any other Putnam funds. Bartlett Geer and Austin Kairnes may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Member Jeanne Mockard left the fund’s management team and Portfolio Member Austin Kairnes joined the fund’s management team. After the fund’s fiscal year-end, Portfolio Member Kevin Cronin left the fund’s management team. Bartlett Geer has served as Portfolio Leader of the fund since its inception.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Equity Income Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007.The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

6   P R O S P E C T U S   O F   T H E   T R U S T

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at

7   P R O S P E C T U S   O F   T H E   T R U S T

www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile

8   P R O S P E C T U S   O F   T H E   T R U S T

cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading.

In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

9   P R O S P E C T U S   O F   T H E   T R U S T

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

	Investment Operations:				Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Equity Income Fund (Class IA)
December 31, 2006	$13.96	$ .27(e)	$ 2.31	$ 2.58	$ (.20)	$ (.47)	$ —	$ (.67)	$ 15.87	19.15	$128,870	.79(e)	1.85(e)	81.54
December 31, 2005	13.54	.22(e)(f )	.53	.75	(.15)	(.18)	—	(.33)	13.96	5.71	106,970	.81(e)	1.64(e)(f )	59.47
December 31, 2004	12.09	.22(e)	1.25	1.47	—	(.02)	—	(.02)	13.54	12.14	80,093	.83(e)	1.75(e)	89.30
December 31, 2003**	10.00	.10(e)	2.06	2.16	(.05)	(.02)	—	(.07)	12.09	21.57*	39,133	.71(e)*	.93(e)*	113.49*

Putnam VT Equity Income Fund (Class IB)
December 31, 2006	$13.89	$ .23(e)	$ 2.31	$ 2.54	$ (.17)	$ (.47)	$ —	$ (.64)	$ 15.79	18.93	$112,555	1.04(e)	1.61(e)	81.54
December 31, 2005	13.49	.19(e)(f )	.52	.71	(.13)	(.18)	—	(.31)	13.89	5.43	82,356	1.06(e)	1.40(e)(f )	59.47
December 31, 2004	12.08	.19(e)	1.24	1.43	—	(.02)	—	(.02)	13.49	11.82	55,764	1.08(e)	1.51(e)	89.30
December 31, 2003**	10.00	.09(e)	2.05	2.14	(.04)	(.02)	—	(.06)	12.08	21.39*	22,804	.88(e)*	.76(e)*	113.49*

* Not annualized

** For the period May 1, 2003 (commencement of operations) to December 31,2003.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Equity Income Fund	0.01%	0.01%	0.03%	0.18%

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Equity Income Fund	$2,022	<$0.01	<0.01%	<$0.01	<0.01%

12 P R O S P E C T U S O F T H E T R U S T	13 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346	4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Value Fund
Putnam VT The George Putnam Fund of Boston

This prospectus explains what you should know about Putnam VT The George Putnam Fund of Boston, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past
performance, and Costs associated with
your investment)

3	What are the fund’s main investment strategies
and related risks?

6	Who oversees and manages the fund?

8	How to buy and sell fund shares

8	Distribution Plan and payments to dealers

9	How does the fund price its shares?

9	Policy on excessive short-term trading

11	Fund distributions and taxes

11	Financial highlights

Fund summary

GOAL

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS AND BONDS

We invest mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We buy bonds that are securitized debt instruments and other obligations of governments and private companies that are mostly investment-grade in quality with intermediate to long-term maturities (three years or longer). Our equity investments are mainly in large and midsize companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of the fund’s fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund’s performance.

* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking a balanced investment composed of a well diversified portfolio of stocks and bonds and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

Annual performance of IA shares at NAV

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 11.73% to $1,117.

* In the fund’s worst calendar quarter during this period (Q3 02), a $1,000 investment would have declined 10.60% to $894.

* Year-to-date performance through 3/31/07 was 1.51% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.  Although this information can be valuable, it is important

2   P R O S P E C T U S   O F   T H E   T R U S T

to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/98)

Class IA	12.23%	6.36%	5.23%
Class IB	12.02%	6.11%	5.03%
S&P 500/Citigroup Value Index
(no deduction for fees or expenses)	20.80%	10.43%	6.12%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)	4.33%	5.06%	5.84%
George Putnam Blended Index
(no deduction for fees or expenses)	14.07%	8.63%	6.39%

This table compares the fund’s performance to that of three broad measures of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lehman Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed income securities. The fund’s performance is also compared to the S&P 500/Citigroup Value Index, an unmanaged index of capitalization-weighted stocks chosen for their value orientation. In addition, the fund’s performance is compared to the George Putnam Blended Index, an unmanaged index administered by Putnam Management 60% of which is the S&P 500/Citigroup Value Index and 40% of which is the Lehman Aggregate Bond Index. The fund’s performance was previously compared to the S&P 500/Barra Value Index, an unmanaged capitalization-weighted index of large-cap stocks chosen for their value orientation, which has since been discontinued.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

					Total
		Distri-	Acquired		Annual
	Manage-	bution	Fund		Fund
	ment	(12b-1)	Operating	Other	Operating
	Fees	Fees	Expenses*	Expenses	Expenses

Class IA	0.63%	N/A	0.01%	0.12%	0.76%
Class IB	0.63%	0.25%	0.01%	0.12%	1.01%

* Estimate of expenses attributable to the fund’s investment in Putnam Prime Money Market Fund that the fund bears indirectly, based on the total annual fund operating expenses (net of any applicable expense limitations) of Putnam Prime Money Market Fund as reported in its most recent shareholder report.

How do these fees and expenses look in
dollar terms?

This example takes the total annual operating expenses for
each share class, and translates them into dollar amounts,
showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the
fund to the cost of investing in other mutual funds. The exam-
ple makes certain assumptions. It assumes that you invest
$10,000 in the fund for the time periods shown and then
redeem all your shares at the end of those periods. It also
assumes a 5% return on your investment each year and that
the fund’s operating expenses remain the same. The example
is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 78	$242	$421	$ 940
Class IB	$103	$321	$557	$1,237

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to The George Putnam Fund of Boston in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in bonds and value stocks. Under normal market conditions, we invest at least 25% of the fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

3   P R O S P E C T U S   O F   T H E   T R U S T

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investments during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest in below-investment-grade investments. However, we will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as “junk bonds.” This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of

4   P R O S P E C T U S   O F   T H E   T R U S T

credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer.

* Mortgage-backed investments. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

Compared to other debt, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make it difficult to buy or sell them. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad). However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks and convertible securities. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $630,366 in brokerage commissions during the last fiscal year, representing 0.10% of the fund’s average net assets. Of this amount, $104,955, representing 0.02% of

5   P R O S P E C T U S   O F   T H E   T R U S T

the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.84% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”). Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	125%	140%	148%	144%	128%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and
manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.62% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management teams. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset

6   P R O S P E C T U S   O F   T H E   T R U S T

class. The members of the Large-Cap Value, Core Fixed-Income and Global Asset Allocation Teams manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the teams’ efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the teams also include other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Jeanne Mockard	2000	Putnam	Senior
		Management	Portfolio Manager
1985 – Present

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Geoffrey Kelley	2006	Putnam	Portfolio Manager
		Management	Previously,
		1994 – Present	Quantitative
Portfolio Specialist

Jeffrey Knight	2001	Putnam	Chief Investment
		Management	Officer, Global
		1993 – Present	Asset Allocation
Team

Raman Srivastava	2004	Putnam	Portfolio Manager
		Management	Previously, Portfolio
		1999– Present	Construction
Specialist,
Quantitative Analyst

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Jeanne Mockard and Geoffrey Kelley did not serve as Portfolio Leader or Portfolio Member of any other Putnam funds. Jeffrey Knight was also a Portfolio Leader of Putnam VT Global Asset Allocation Fund, Putnam Asset Allocation Funds, Putnam Income Strategies Fund and Putnam RetirementReady® Funds. Raman Srivastava was also a Portfolio Member of Putnam VT Income Fund. Jeanne Mockard, Geoffrey Kelley, Jeffrey Knight and Raman Srivastava may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Member Geoffrey Kelley joined the fund’s management team and Portfolio Members Michael Abata and Kevin Cronin left the fund’s management team. Jeanne Mockard has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Balanced Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to

7   P R O S P E C T U S   O F   T H E   T R U S T

Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and
sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under

8   P R O S P E C T U S   O F   T H E   T R U S T

the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund
price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some

9   P R O S P E C T U S   O F   T H E   T R U S T

withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

10   P R O S P E C T U S   O F   T H E   T R U S T

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account. The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT The George Putnam Fund of Boston (Class IA)
December 31, 2006	$11.83	$ .29(f)	$ 1.09	$ 1.38	$ (.32)	$ (.42)	$ —	$ (.74)	$ 12.47	12.23	$ 318,905	.74(f)	2.50(f)	124.55(h)
December 31, 2005	11.61	.28(f)(g)	.20	.48	(.26)	—	—	(.26)	11.83	4.22	382,326	.72(f)	2.44(f)(g)	139.50
December 31, 2004	10.93	.24(f)	.67	.91	(.23)	—	—	(.23)	11.61	8.48	444,637	.72(f)	2.15(f)	148.39
December 31, 2003	9.58	.23	1.38	1.61	(.26)	—	—	(.26)	10.93	17.35	463,270.73		2.27	144.47
December 31, 2002	10.73	.28	(1.17)	(.89)	(.26)	—	—	(.26)	9.58	(8.57)	416,550.75		2.83	128.14(e)

Putnam VT The George Putnam Fund of Boston (Class IB)
December 31, 2006	$11.76	$ .26(f)	$ 1.09	$ 1.35	$ (.29)	$ (.42)	$ —	$ (.71)	$ 12.40	12.02	$ 289,374	.99(f)	2.25(f)	124.55(h)
December 31, 2005	11.55	.25(f)(g)	.19	.44	(.23)	—	—	(.23)	11.76	3.91	301,779	.97(f)	2.18(f)(g)	139.50
December 31, 2004	10.88	.21(f)	.67	.88	(.21)	—	—	(.21)	11.55	8.21	294,298	.97(f)	1.90(f)	148.39
December 31, 2003	9.54	.20	1.38	1.58	(.24)	—	—	(.24)	10.88	17.04	254,106.98		2.00	144.47
December 31, 2002	10.69	.26	(1.17)	(.91)	(.24)	—	—	(.24)	9.54	(8.75)	178,710	1.00	2.58	128.14(e)

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT The George Putnam Fund of Boston	<0.01%	0.01%	0.01%	—

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT The George Putnam Fund of Boston	$ 89,609	<$0.01	0.01%	<$0.01	0.01%

(h) Portfolio turnover excludes dollar roll transactions.

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811-05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Asset Allocation Fund
Putnam VT Global Asset Allocation Fund

This prospectus explains what you should know about Putnam VT Global Asset Allocation Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past
performance, and Costs associated with
your investment)

4	What are the fund’s main investment strategies
and related risks?

7	Who oversees and manages the fund?

9	How to buy and sell fund shares

10	Distribution Plan and payments to dealers

10	How does the fund price its shares?

11	Policy on excessive short-term trading

12	Fund distributions and taxes

13	Financial highlights

Fund summary

GOAL

The fund seeks a high level of long-term total return consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES — ASSET ALLOCATION

We invest in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers. We may invest in securities in the following four investment categories, which we believe represent large, well-differentiated classes of securities with distinctive investment characteristics:

* U.S. Equities: This sector will invest primarily in growth and value stocks of U.S. companies. Growth stocks are issued by companies whose earnings we believe are likely to grow faster than the economy as a whole. Growth in earnings may lead to an increase in the price of the stock. Value stocks are those we believe are currently undervalued compared to their true worth. If we are correct and other investors recognize the value of the company, the price of its stock may rise.

* International Equities: This sector will invest primarily in growth and value stocks principally traded in foreign securities markets.

* U.S. Fixed-income: This sector will invest primarily in fixed-income securities of U.S. companies or the U.S. government, its agencies or instrumentalities, mortgage-backed and asset-backed securities, convertible securities and preferred stock.

* International Fixed-income: This sector will invest primarily in fixed-income securities denominated in foreign currencies and issued by non-U.S. companies, foreign governmental issuers or supranational agencies.

The allocation of fund assets assigned to each investment category will be reevaluated at least quarterly based on an assessment of the relative market opportunities and risks of each investment category, taking into account various economic and market factors. The fund may from time to time invest in all or any one of the investment categories as we may consider appropriate in response to changing market conditions. We expect that under normal market conditions the fund will invest a majority of its assets in equity securities. We may invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally highest for investments with longer maturities.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund’s performance.

* The risk that the issuers of the fund’s fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking a high level of long-term total return consistent with preservation of capital and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

2   P R O S P E C T U S   O F   T H E   T R U S T

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q4 98), a $1,000 investment would have grown 14.51% to $1,145.

* In the fund’s worst calendar quarter during this period (Q3 02), a $1,000 investment would have declined 12.39% to $876.

* Year-to-date performance through 3/31/07 was 1.70% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	13.04%	7.22%	6.49%
Class IB	12.86%	7.05%	6.36%
Russell 3000 Index
(no deduction for fees or expenses)	15.72%	7.17%	8.64%
Putnam Balanced Blended
Benchmark
(no deduction for fees or expenses)	12.64%	7.61%	7.97%

This table compares the fund’s performance to that of two broad measures of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies . The fund’s performance is also compared to the Putnam Balanced Blended Benchmark, a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Lehman Aggregate Bond Index (an unmanaged index of U.S. investment-grade fixed-income securities), 10% the Morgan Stanley Capital International (MSCI) EAFE Index (an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia) and 5% the JP Morgan Developed High Yield Index (an unmanaged index of high-yield fixed-income securities issued in developed countries).

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

					Total
		Distri-	Acquired		Annual
	Manage-	bution	Fund		Fund	Expense	Net
	ment	(12b-1)	Operating	Other	Operating	Reim-	Ex-
	Fees	Fees	Expenses*	Expenses	Expenses	bursement	penses

Class IA	0.70%	N/A	0.01%	0.22%	0.93%	-0.08%	0.85%
Class IB	0.70%	0.25%	0.01%	0.22%	1.18%	-0.08%	1.10%

*Estimate of expenses attributable to the fund’s investment in Putnam Prime Money Market Fund that the fund bears indirectly, based on the total annual fund operating expenses (net of any applicable expense limitations) of Putnam Prime Money Market Fund as reported in its most recent shareholder report.

How do these fees and expenses look in
dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

3   P R O S P E C T U S   O F   T H E   T R U S T

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 87	$288	$507	$1,136
Class IB	$112	$367	$641	$1,429

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam Asset Allocation: Balanced Portfolio in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

EQUITY CLASS

The fund will invest its assets allocated to the Equity Class in a diversified portfolio of equity securities, including both growth and value stocks. We will consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the investment strategies applicable to the Equity Class follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

FIXED INCOME CLASS

The fund will invest its assets allocated to the Fixed Income Class in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations and corporate obligations. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the investment strategies applicable to the Fixed Income Class follows.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates

4   P R O S P E C T U S   O F   T H E   T R U S T

generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest up to 40% of the fund’s total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We may invest up to 5% of the fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment-grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

5   P R O S P E C T U S   O F   T H E   T R U S T

BOTH CLASSES

* Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency .We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. In addition, derivatives positions that offset each other may be netted together for purposes of our policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

6   P R O S P E C T U S   O F   T H E  T R U S T

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, asset-backed securities and investments in bank loans. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $319,786 in brokerage commissions during the last fiscal year, representing 0.08% of the fund’s average net assets. Of this amount, $44,566, representing 0.01% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 0.93% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	77%	145%	157%	155%	105%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

7   P R O S P E C T U S   O F   T H E   T R U S T

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.62% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Asset Allocation Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Jeffrey Knight	2002	Putnam	Chief Investment
		Management	Officer, Global
		1993 – Present	Asset Allocation
Team

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Robert Kea	2002	Putnam	Portfolio Manager
		Management	Previously,
		1989 – Present	Quantitative Analyst

Robert Schoen	2002	Putnam	Portfolio Manager
		Management	Previously,
		1997 – Present	Quantitative Analyst

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Jeffrey Knight was also a Portfolio Leader of Putnam Asset Allocation Funds, Putnam Income Strategies Fund and Putnam RetirementReady® Funds, and was a Portfolio Member of Putnam VT The George Putnam Fund of Boston. Robert Kea and Robert Schoen were also Portfolio Members of Putnam Asset Allocation Funds and Putnam RetirementReady® Funds. Jeffrey Knight, Robert Kea and Robert Schoen may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. Jeffrey Knight has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Mixed-Asset Target Allocation Growth Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

8   P R O S P E C T U S   O F   T H E   T R U S T

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell
fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

9   P R O S P E C T U S   O F   T H E   T R U S T

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close

10   P R O S P E C T U S   O F   T H E   T R U S T

of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies and lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, and lower-rated debt may be less liquid than higher-rated debt, funds that invest in smaller companies or lower-rated debt may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In

11   P R O S P E C T U S   O F   T H E   T R U S T

addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

12   P R O S P E C T U S   O F   T H E   T R U S T

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

13   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST
Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Global Asset Allocation Fund (Class IA)
December 31, 2006	$15.03	.33(e)	$ 1.59	$ 1.92	$ (.45)	$ —	$ —	$ (.45)	$ 16.50	13.04	$ 311,512	.82(e)	2.15(e)	76.62(g)
December 31, 2005	14.22	.30(e)(f)	.71	1.01	(.20)	—	—	(.20)	15.03	7.20	330,872	.90(e)	2.06(e)(f)	144.67(g)
December 31, 2004	13.43	.24(e)	.98	1.22	(.43)	—	—	(.43)	14.22	9.26	371,882	.93(e)	1.76(e)	156.86
December 31, 2003	11.51	.23	2.19	2.42	(.50)	—	—	(.50)	13.43	22.04	417,713.95		1.92	155.21
December 31, 2002	13.37	.26	(1.87)	(1.61)	(.25)	—	—	(.25)	11.51	(12.30)	423,653.91		2.10	105.04

Putnam VT Global Asset Allocation Fund (Class IB)
December 31, 2006	$15.06	.29(e)	$ 1.61	$ 1.90	$ (.42)	$ —	$ —	$ (.42)	$ 16.54	12.86	$ 88,626	1.07(e)	1.87(e)	76.62(g)
December 31, 2005	14.25	.26(e)(f)	.72	.98	(.17)	—	—	(.17)	15.06	6.97	66,485	1.15(e)	1.80(e)(f)	144.67(g)
December 31, 2004	13.45	.20(e)	1.00	1.20	(.40)	—	—	(.40)	14.25	9.11	47,886	1.18(e)	1.51(e)	156.86
December 31, 2003	11.51	.20	2.21	2.41	(.47)	—	—	(.47)	13.45	21.90	32,588	1.20	1.63	155.21
December 31, 2002	13.37	.23	(1.86)	(1.63)	(.23)	—	—	(.23)	11.51	(12.46)	21,758	1.16	1.87	105.04

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Global Asset Allocation Fund	0.10%	0.01%	0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Global Asset Allocation Fund	$70,231	<$0.01	0.02%	<$0.01	0.02%

(g) Portfolio turnover excludes dollar roll transactions.

14	P R O S P E C T U S O F T H E T R U S T	15	P R O S P E C T U S O F T H E T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811-05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Blend Fund
Putnam VT Global Equity Fund

This prospectus explains what you should know about Putnam VT Global Equity Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
9	Policy on excessive short-term trading
10	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GLOBAL STOCKS

We invest mainly in common stocks of companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to accept the risk of investing in markets outside the United States. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR CL ASS IA SHARES

Annual performance of IA shares at NAV

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 48.01% to $1,480.

* In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 25.07% to $749.

* Year-to-date performance through 3/31/07 was 3.00% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

—————————————————————————————————————— ————————————————————————————————————————— ————————————————————

Average Annual Total Returns

(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	23.50%	9.13%	6.49%
Class IB	23.22%	8.85%	6.27%
MSCI World Index
(no deduction for fees or expenses)	20.07%	9.97%	7.64%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s

2   P R O S P E C T U S   O F   T H E   T R U S T

performance is compared to the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of equity securities from developed countries.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.78%	N/A	0.17%	0.95%
Class IB	0.78%	0.25%	0.17%	1.20%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 97	$303	$527	$1,170
Class IB	$122	$382	$661	$1,462

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Global Equity Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks issued by companies worldwide. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of

3   P R O S P E C T U S   O F   T H E   T R U S T

a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Foreign investments. Foreign investments involve certain special risks, including:

*Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

*Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

*Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

*Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

*Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

*Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or to investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

4   P R O S P E C T U S   O F   T H E   T R U S T

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $1,254,012 in brokerage commissions during the last fiscal year, representing 0.21% of the fund’s average net assets. Of this amount, $535,714, representing 0.09% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 1.16% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to real ize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	85%	76%	77%	88%	173%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out

5   P R O S P E C T U S   O F   T H E   T R U S T

their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Cont acting the fund’s Trustees
Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.78% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL. PIL’s address is Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Core Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Shigeki Makino	2002	Putnam	Chief Investment
		Management	Officer, Global
		2000 – Present	Core Team
Previously, Senior
Portfolio Manager

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Bradford Greenleaf	2005	Putnam	Portfolio Manager
Management
2004 - Present

		Independence	Director of
		Investments	International
		Prior to Oct. 2003	Equities

* Other funds managed by the Portfolio Leader and Portfolio Member. As of March 31, 2007, Shigeki Makino and Bradford Greenleaf did not serve as Portfolio Leaders or Portfolio Members of any other Putnam funds. Shigeki Makino and Bradford Greenleaf may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Members Mark Bogar and David Gerber left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Paul Warren (May 2002 to January 2004).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Global Core Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

6   P R O S P E C T U S   O F   T H E   T R U S T

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an

7   P R O S P E C T U S   O F   T H E   T R U S T

ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market

8   P R O S P E C T U S   O F   T H E   T R U S T

that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which the fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other

9   P R O S P E C T U S   O F   T H E   T R U S T

measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Global Equity Fund (Class IA)
December 31, 2006	$11.14	$.15(e)	$ 2.46	$ 2.61	$ (.07)	$ —	$ —	$ (.07)	$ 13.68	23.50	$530,379	.95(e)	1.26(e)	84.81
December 31, 2005	10.32	.11(e)(f )	.82	.93	(.11)	—	—	(.11)	11.14	9.09(f )	535,688	.92(e)	1.08(e)(f )	75.73
December 31, 2004	9.26	.10(e)	1.17	1.27	(.21)	—	—	(.21)	10.32	13.94	608,379	.94(e)	1.10(e)	77.03
December 31, 2003	7.25	.09	2.02	2.11	(.10)	—	—	(.10)	9.26	29.54	670,764.92		1.21	88.32
December 31, 2002	9.34	.07	(2.13)	(2.06)	(.03)	—	—	(.03)	7.25	(22.16)	659,264.89		.92	173.27

Putnam VT Global Equity Fund (Class IB)
December 31, 2006	$11.05	$.12(e)	$ 2.44	$ 2.56	$ (.04)	$ —	$—	$ (.04)	$ 13.57	23.22	$77,688	1.20(e)	1.01(e)	84.81
December 31, 2005	10.24	.09(e)(f )	.80	.89	(.08)	—	—	(.08)	11.05	8.78(f )	71,310	1.17(e)	.82(e)(f )	75.73
December 31, 2004	9.19	.08(e)	1.16	1.24	(.19)	—	—	(.19)	10.24	13.68	75,503	1.19(e)	.86(e)	77.03
December 31, 2003	7.19	.07	2.01	2.08	(.08)	—	—	(.08)	9.19	29.23	74,972	1.17	.95	88.32
December 31, 2002	9.27	.05	(2.12)	(2.07)	(.01)	—	—	(.01)	7.19	(22.39)	65,834	1.14	.69	173.27

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–––	————–—	————–—	————–—
Putnam VT Global Equity Fund	<0.01%	<0.01%	<0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Global Equity Fund	$498,461	$0.01	0.08%	$0.01	0.08%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E TR U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811-05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Value Fund
Putnam VT Growth and Income Fund

This prospectus explains what you should know about Putnam VT Growth and Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

3	What are the fund’s main investment strategies
and related risks?

5	Who oversees and manages the fund?

7	How to buy and sell fund shares

7	Distribution Plan and payments to dealers

8	How does the fund price its shares?

8	Policy on excessive short-term trading

9	Fund distributions and taxes

10	Financial highlights

Fund summary

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital growth and current income and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 18.29% to $1,183.

* In the fund’s worst calendar quarter during this period (Q3 02), a $1,000 investment would have declined 18.56% to $814.

* Year-to-date performance through 3/31/07 was 0.52% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	16.19%	7.20%	7.65%
Class IB	15.91%	6.94%	7.43%
Russell 1000 Value Index
(no deduction for fees or expenses)	22.25%	10.86%	11.00%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 6, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance is compared to the Russell 1000 Value Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their value orientation. The fund’s performance was previously compared to the S&P 500/Citigroup Value Index, an unmanaged index of capitalization-weighted stocks chosen for their value orientation. This index was replaced by the Russell 1000 Value Index, which is more representative of the types of securities generally held by the fund. The S&P 500/Citigroup Value Index had replaced the S&P 500/Barra Value Index, which ceased operations during the fund’s last fiscal year. The average annual total returns of the S&P 500/Citigroup Value Index for the 1-year, 5-year and

2   P R O S P E C T U S   O F   T H E   T R U S T

10-year periods ending on 12/31/06 were 20.80%, 10.43% and 9.45%, respectively.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution	Other	Fund
	ment	(12b-1)	Expen-	Operating
	Fees	Fees	ses	Expenses

Class IA	0.49%	N/A	0.06%	0.55%
Class IB	0.49%	0.25%	0.06%	0.80%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$56	$177	$308	$691
Class IB	$82	$256	$445	$993

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to The Putnam Fund for Growth and Income in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks that offer the potential for current income. We will consider, among other factors, a company’s financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign

3   P R O S P E C T U S   O F   T H E   T R U S T

settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks,  convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $7,028,690 in brokerage commissions during the last fiscal year, representing 0.17% of the fund’s average net assets. Of this amount, $1,632,394, representing 0.04% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.72% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s

4   P R O S P E C T U S   O F   T H E   T R U S T

purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. During the past five years, the fund’s fiscal year portfolio turnover rate was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	78%	56%	29%	33%	36%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the funds?

THE FUNDS’ TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees
Address correspondence to:

The Putnam Fund Trustees
One Post Office Square
Boston, MA 02109

THE FUNDS’ INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.49% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of Large-Cap Value Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

* The team members identified as the fund’s Portfolio Leaders and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

5   P R O S P E C T U S   O F   T H E   T R U S T

The principal managers of the fund

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Joshua Brooks	2005	Putnam	Deputy Head of
		Management	Investments; Chief
		2003 – Present	Investment Officer,
Large Cap Equities
Previously, Chief
Investment Officer,
U.S. Core and Core
Equities Teams;
Director, Global
Equity Research

		Delaware	Chief Investment
		Investments	Officer, Value
		Prior to April 2003	Investing

Eric Harthun	2006	Putnam	Senior Portfolio
		Management	Manager
		2000 – Present	Previously, Analyst

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

David King	1993	Putnam	Senior Portfolio
		Management	Manager
1983– Present

* Other funds managed by the Portfolio Leaders and Portfolio Member. As of March 31, 2007, Joshua Brooks was also a Portfolio Leader of Putnam VT Research Fund. Eric Harthun was also a Portfolio Leader of Putnam Classic Equity Fund. David King was also a Portfolio Leader of Putnam VT New Value Fund, Putnam Convertible Income-Growth Trust and Putnam High Income Securities Fund. Joshua Brooks, Eric Harthun and David King may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leaders and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Leader Hugh Mullin and Portfolio Member Christopher Miller left the fund’s management team and Portfolio Leaders Joshua Brooks and Eric Harthun joined the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Hugh Mullin (May 2002 to May 2006).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) —Large-Cap Value Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

6   P R O S P E C T U S   O F   T H E   T R U S T

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell
fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net

7   P R O S P E C T U S   O F   T H E   T R U S T

sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund's fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by

8   P R O S P E C T U S   O F   T H E   T R U S T

trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any.  As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to

9   P R O S P E C T U S   O F   T H E   T R U S T

comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST
Financial Highlights

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Growth and Income Fund (Class IA)
December 31, 2006	$26.51	$ .39(e)	$ 3.78	$ 4.17	$ (.49)	$ (.65)	$ —	$ (1.14)	$29.54	16.19	$ 3,309,577	.55(e)	1.44(e)	78.00
December 31, 2005	25.59	.41(e)(f)	.97	1.38	(.46)	—	—	(.46)	26.51	5.50(f)	3,688,393	.54(e)	1.61(e)(f)	56.46
December 31, 2004	23.39	.40(e)	2.22	2.62	(.42)	—	—	(.42)	25.59	11.37	4,504,542	.54(e)	1.70(e)	29.21
December 31, 2003	18.75	.37	4.69	5.06	(.42)	—	—	(.42)	23.39	27.69	4,947,556.53		1.85	32.55
December 31, 2002	23.56	.36	(4.69)	(4.33)	(.36)	(.12)	—	(.48)	18.75	(18.79)	4,729,161.52		1.71	36.01

Putnam VT Growth and Income Fund (Class IB)
December 31, 2006	$26.35	$ .32(e)	$ 3.76	$ 4.08	$ (.42)	$ (.65)	$ —	$ (1.07)	$29.36	15.91	$ 791,640	.80(e)	1.19(e)	78.00
December 31, 2005	25.44	.35(e)(f)	.95	1.30	(.39)	—	—	(.39)	26.35	5.23(f)	811,652	.79(e)	1.37(e)(f)	56.46
December 31, 2004	23.26	.34(e)	2.21	2.55	(.37)	—	—	(.37)	25.44	11.11	871,478	.79(e)	1.45(e)	29.21
December 31, 2003	18.64	.32	4.67	4.99	(.37)	—	—	(.37)	23.26	27.38	828,558.78		1.60	32.55
December 31, 2002	23.44	.31	(4.67)	(4.36)	(.32)	(.12)	—	(.44)	18.64	(18.99)	612,170.77		1.47	36.01

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Growth and Income Fund	<0.01%	<0.01%	<0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Growth and Income Fund	$1,390,659	$0.01	0.03%	$0.01	0.03%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Growth Fund
Putnam VT Growth Opportunities Fund

This prospectus explains what you should know about Putnam VT Growth Opportunities Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
6	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL
The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES —
GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q4 01), a $1,000 investment would have grown 13.22% to $1,132.

* In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 27.56% to $724.

* Year-to-date performance through 3/31/07 was –0.44% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(2/1/00)

Class IA	8.75%	0.20%	-8.61%
Class IB	8.55%	-0.05%	-8.83%
S&P 500 Index
(no deduction for fees or expenses)	15.79%	6.19%	1.90%
Russell 1000 Growth Index
(no deduction for fees or expenses)	9.07%	2.69%	-4.27%

This table compares the fund’s performance to that of two broad measures of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance. The fund’s performance is also compared to the Russell 1000 Growth Index, an unmanaged index of those companies in the Russell 1000 Index chosen for their growth orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

2   P R O S P E C T U S   O F   T H E   T R U S T

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.70%	N/A	0.37%	1.07%	-0.24%	0.83%
Class IB	0.70%	0.25%	0.37%	1.32%	-0.24%	1.08%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 85	$316	$567	$1,284
Class IB	$110	$395	$700	$1,574

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam Growth Opportunities Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

3   P R O S P E C T U S   O F   T H E   T R U S T

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $74,923 in brokerage commissions during the last fiscal year, representing 0.14% of the fund’s average net assets. Of this amount, $14,433, representing 0.03% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 0.97% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced

4   P R O S P E C T U S   O F   T H E   T R U S T

securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	83%	155%	57%	59%	63%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.46% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Growth Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leaders coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Robert Ginsberg	2005	Putnam	Portfolio Manager
Management
2004 – Present

		Delaware	Portfolio Manager
Investments
Prior to Aug. 2004

Kelly Morgan	2005	Putnam	Chief Investment
		Management	Officer, Large Cap
		1996 – Present	Growth Team
Previously, Director,
Global Equity
Research Team;
Associate
Director, Global
Equity Research
Team; Director,
Global Growth
Team

5   P R O S P E C T U S   O F   T H E   T R U S T

* Other funds managed by the Portfolio Leaders. As of March 31, 2007, Robert Ginsberg was also a Portfolio Leader of Putnam VT Voyager Fund, and was a Portfolio Member of Putnam VT Discovery Growth Fund. Kelly Morgan was also a Portfolio Leader of Putnam VT Research Fund and Putnam VT Voyager Fund. Robert Ginsberg and Kelly Morgan may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leaders and Portfolio Member. During the fiscal year ended December 31, 2006, Portfolio Member Saba Malak left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Jeffrey Lindsey (May 2002 to June 2002).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Large-Cap Growth Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leaders or Portfolio Member, as it deems appropriate, based on other factors.

The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net

6   P R O S P E C T U S   O F   T H E   T R U S T

asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

7   P R O S P E C T U S   O F   T H E   T R U S T

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

8    P R O S P E C T U S   O F   T H E   T R U S T

* Fund policies and limitations. In order to protect the interests of long-term shareholders, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

9   P R O S P E C T U S   O F   T H E   T R U S T

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Growth Opportunities Fund (Class IA)
December 31, 2006	$ 4.88	$ .01(f)	$ .42	$ .43	$ (.02)	$ —	$ —	$ (.02)	$ 5.29	8.75	$ 21,650	.83(f)	.30(f)	82.83
December 31, 2005	4.72	.02(f)(h)	.18	.20	(.04)	—	—	(.04)	4.88	4.34	24,764	.87(f)	.36(f)(h)	154.79
December 31, 2004	4.63	.03(f)(g)	.07	.10	(.01)	—	—	(.01)	4.72	2.08	31,196	.90(f)	.76(f)(g)	57.02
December 31, 2003	3.75	.01	.87	.88	—	—	—	—	4.63	23.47	38,470.96		.17	59.00
December 31, 2002	5.31	—(e)	(1.56)	(1.56)	—	—	—	—	3.75	(29.38)	32,235.96		.03	63.30

Putnam VT Growth Opportunities Fund (Class IB)
December 31, 2006	$ 4.83	$ —(e)(f)	$ .41	$ .41	$ —(e)	$ —	$ —	$ —(e)	$ 5.24	8.55	$ 29,273	1.08(f)	.05(f)	82.83
December 31, 2005	4.67	.01(f)(h)	.18	.19	(.03)	—	—	(.03)	4.83	4.11	32,082	1.12(f)	.11(f )(h)	154.79
December 31, 2004	4.59	.02(f)(g)	.06	.08	—	—	—	—	4.67	1.74	36,059	1.15(f)	.55(f )(g)	57.02
December 31, 2003	3.73	—(e)	.86	.86	—	—	—	—	4.59	23.06	37,906	1.21	(.08)	59.00
December 31, 2002	5.29	(.01)	(1.55)	(1.56)	—	—	—	—	3.73	(29.49)	31,065	1.21	(.21)	63.30

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Amount represents less than $0.01 per share.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following funds’ class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–—	————–—	————–—	————–—
Putnam VT Growth Opportunities Fund	0.24%	0.13%	0.05%	—

(g) Net investment income (loss) per share and ratio of net investment income (loss) for the following fund’s class IA and class IB shares reflect a special dividend received by the fund, which amounted to the following amounts:

	Per share	Percentage of average net assets
	————–—	————–———–——–——–——–——–
	12/31/04	12/31/04
	————–—	————–—
Putnam VT Growth Opportunities Fund	$0.03	0.58%

(h) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–—	————–—	————–—	————–—	————–—
Putnam VT Growth Opportunities Fund	$20,289	<$0.01	0.03%	<$0.01	0.03%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Growth Fund
Putnam VT Health Sciences Fund

This prospectus explains what you should know about Putnam VT Health Sciences Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

3	What are the fund’s main investment strategies
and related risks?

5	Who oversees and manages the fund?

7	How to buy and sell fund shares

7	Distribution Plan and payments to dealers

8	How does the fund price its shares?

9	Policy on excessive short-term trading

10	Fund distributions and taxes

10	Financial highlights

Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of companies in the health sciences industries. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies we think have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries. We invest mainly in midsized and large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk of investing in a single group of industries. Investments in the health sciences industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund’s vulnerability to factors affecting a single group of industries. This risk is signifi-cantly greater than for a fund that invests in a broader range of industries, and may result in greater losses and volatility.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer companies than a “diversified” fund. The fund’s ability to invest in fewer issuers increases the fund’s vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to accept the risk of investing in a single group of industries. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CL ASS IA SHARES

Annual performance of IA shares at NAV

* In the fund’s best calendar quarter during this period (Q1 00), a $1,000 investment would have grown 14.57% to $1,146.

* In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 22.55% to $775.

* Year-to-date performance through 3/31/07 was 1.26% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

2   P R O S P E C T U S   O F   T H E   T R U S T

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/98)

Class IA	3.06%	3.54%	3.97%
Class IB	2.79%	3.29%	3.76%
S&P 500 Index
(no deduction for fees or expenses)	15.79%	6.19%	4.48%
Goldman Sachs Healthcare Index
(no deduction for fees or expenses)	5.42%	4.09%	6.51%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance. The fund’s performance is also compared to the Goldman Sachs Healthcare Index, an unmanaged index of common stock performance within the health-care sector.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.70%	N/A	0.15%	0.85%
Class IB	0.70%	0.25%	0.15%	1.10%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE : Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 87	$271	$471	$1,049
Class IB	$112	$350	$606	$1,343

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam Health Sciences Trust in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks of companies in the health sciences industries. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

3   P R O S P E C T U S   O F   T H E   T R U S T

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

* Industry focus. We invest mainly in companies that provide health care services, applied research and development, pharmaceutical products, and medical equipment and supplies, and companies that we believe will grow as a result of their products, patents or other market advantages in the health sciences industries. Events that affect the health sciences industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

4   P R O S P E C T U S   O F   T H E   T R U S T

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $160,031 in brokerage commissions during the last fis-cal year, representing 0.05% of the fund’s average net assets. Of this amount, $20,449 representing 0.01% of the fund’s average net assets was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.90% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	22%	31%	48%	64%	74%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

5   P R O S P E C T U S   O F   T H E   T R U S T

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.70% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Equity Research Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leaders coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leaders Fund Employer			Past Five Years

Sheba Alexander	2005	Putnam	Analyst and Sector
		Management	Team Leader,
		2001 – Present	Global Equity
Research Team
Previously, Analyst

Kelsey Chen	2005	Putnam	Analyst and Sector
		Management	Team Leader,
		2000 – Present	Global Equity
Research Team
Previously, Analyst

* Other funds managed by the Portfolio Leaders. As of March 31, 2007, the fund’s Portfolio Leaders did not serve as Portfolio Leaders or Portfolio Members of any other Putnam funds. Sheba Alexander and Kelsey Chen may, however, manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leaders. No changes in the fund’s Portfolio Leaders occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Terry Norchi (May 2002 and October 2002 to February 2004) and Kelly Morgan (June 2002 to September 2002).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Specialty/Miscellaneous Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

6   P R O S P E C T U S   O F   T H E   T R U S T

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leaders, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to pol-icyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase

7   P R O S P E C T U S   O F   T H E   T R U S T

the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among

8   P R O S P E C T U S   O F   T H E   T R U S T

other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees,

9   P R O S P E C T U S   O F   T H E   T R U S T

limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS   PAGE   INTENTIONALLY   LEFT   BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:

	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Health Sciences Fund (Class IA)
December 31, 2006	$13.35	$ .04(e)	$ .37	$ .41	$ (.07)	$ —	$ —	$ (.07)	$13.69	3.06	$ 117,118	.85(e)	.30(e)	22.40
December 31, 2005	11.80	.05(e)(f)	1.54	1.59	(.04)	—	—	(.04)	13.35	13.50	160,324	.81(e)	.43(e)(f)	30.98
December 31, 2004	11.04	.04(e)	.76	.80	(.04)	—	—	(.04)	11.80	7.30	171,982	.85(e)	.39(e)	47.82
December 31, 2003	9.37	.07	1.68	1.75	(.08)	—	—	(.08)	11.04	18.80	200,054.84		.39	63.66
December 31, 2002	11.75	.04	(2.41)	(2.37)	(.01)	—	—	(.01)	9.37	(20.21)	212,783.83		.39	74.33

Putnam VT Health Sciences Fund (Class IB)
December 31, 2006	$13.27	$ .01(e)	$ .36	$ .37	$ (.04)	$ —	$ —	$ (.04)	$13.60	2.79	$ 153,542	1.10(e)	.05(e)	22.40
December 31, 2005	11.73	.02(e)(f)	1.53	1.55	(.01)	—	—	(.01)	13.27	13.20	189,476	1.06(e)	.17(e)(f)	30.98
December 31, 2004	10.97	.01(e)	.77	.78	(.02)	—	—	(.02)	11.73	7.12	162,097	1.10(e)	.13(e)	47.82
December 31, 2003	9.32	.02	1.69	1.71	(.06)	—	—	(.06)	10.97	18.39	161,036	1.09	.11	63.66
December 31, 2002	11.70	.01	(2.39)	(2.38)	—	—	—	—	9.32	(20.34)	119,828	1.08	.13	74.33

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	——-—--—–	————–—	————–—	————–—
Putnam VT Health Sciences Fund	<0.01%	<0.01%	<0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Health Sciences Fund	$74,608	<$0.01	0.02%	<$0.01	0.02%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Income Fund
Putnam VT High Yield Fund

This prospectus explains what you should know about Putnam VT High Yield Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

3	What are the fund’s main investment strategies
and related risks?

5	Who oversees and manages the fund?

7	How to buy and sell fund shares

8	Distribution Plan and payments to dealers

8	How does the fund price its shares?

9	Policy on excessive short-term trading

10	Fund distributions and taxes

10	Financial highlights

Fund summary

GOAL

The fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

MAIN INVESTMENT STRATEGIES — LOWER-RATED BONDS

We invest mainly in bonds that:

* are obligations of U.S. companies

* are below investment-grade in quality and

* have intermediate to long-term maturities (three years or longer).

Under normal circumstances, we invest at least 80% of the fund’s net assets in securities rated below investment-grade.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund invests significantly in below investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking high current income and capital growth as a secondary goal and who are willing to take on a higher risk to principal that is inherent in investing in lower-rated bonds. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

Annual performance of IA shares at NAV

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 9.47% to $1,095.

* In the fund’s worst calendar quarter during this period (Q3 98), a $1,000 investment would have declined 9.95% to $901.

* Year-to-date performance through 3/31/07 was 3.31% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	10.60%	9.86%	5.68%
Class IB	10.52%	9.58%	5.48%
JP Morgan Developed High
Yield Index
(no deduction for fees or expenses)	11.58%	10.61%	6.77%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund are based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance is compared to the JP Morgan Developed High Yield Index, an unmanaged index designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market of developed markets.

2  P R O S P E C T U S  O F  T H E  T R U S T

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

					Total
		Distri-	Acquired		Annual
	Manage-	bution	Fund		Fund	Expense	Net
	ment	(12b-1)	Operating	Other	Operating	Reim-	Ex-
	Fees	Fees	Expenses*	Expenses	Expenses	bursement	penses

Class IA	0.68%	N/A	0.01%	0.13%	0.82%	-0.06%	0.76%
Class IB	0.68%	0.25%	0.01%	0.13%	1.07%	-0.06%	1.01%

*Estimate of expenses attributable to the fund’s investment in Putnam Prime Money Market Fund that the fund bears indirectly, based on the total annual fund operating expenses (net of any applicable expense limitations) of Putnam Prime Money Market Fund as reported in its most recent shareholder report.

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 78	$256	$450	$1,011
Class IB	$103	$335	$586	$1,306

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam High Yield Trust in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in lower-rated bonds. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We may invest up to 15% of the fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments and unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of

3   P R O S P E C T U S   O F   T H E   T R U S T

interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. The fund depends more on our ability in buying lower-rated debt than it does in buying investment-grade debt. We may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

* Foreign investments. We may invest in securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

* Illiquid investments. We may invest up to 15% of the fund’s assets in illiquid investments, which may be considered speculative. Illiquid investments are investments that may be difficult to sell. The sale of many of these investments is limited by law. We may not be able to sell a fund’s illiquid investments when we consider it is desirable to do so or we may be able to sell them only at less than their market value.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in equity securities and

4   P R O S P E C T U S   O F   T H E   T R U S T

assignments of and participations in fixed and floating rate loans. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the Trust’s statement of additional information (SAI).

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the fund of brokerage commissions. The fund paid no brokerage commissions during the last fiscal year. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	52%	43%	50%	75%	68%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the funds?

THE FUNDS’ TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees
Address correspondence to:

The Putnam Fund Trustees
One Post Office Square
Boston, MA 02109

5   P R O S P E C T U S   O F   T H E   T R U S T

THE FUNDS’ INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.62% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL. PIL’s address is Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income High-Yield Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Paul Scanlon	2002	Putnam	Team Leader,
		Management	U.S. High Yield

		1999 – Present	Previously, Portfolio
Manager; Analyst

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Norman Boucher	2005	Putnam	Portfolio Manager
	(also	Management	Previously,
	served from	1998 - Present	Trader; Analyst
2002 - 2004)

Robert Salvin	2005	Putnam	Portfolio Manager
		Management	Previously, Analyst;
		2000 - Present	Equity Capital
Market Specialist

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Paul Scanlon was also a Portfolio Leader of Putnam High Yield Advantage Fund, Putnam Floating Rate Income Fund and Putnam Managed High Yield Trust, and was a Portfolio Member of Putnam VT Diversified Income Fund, Putnam Master Intermediate Income Trust and Putnam Premier Income Trust. Norman Boucher was also a Portfolio Member of Putnam High Yield Advantage Fund. Robert Salvin was also a Portfolio Leader of Putnam High Income Securities Fund, and was a Portfolio Member of Putnam High Yield Advantage Fund and Putnam Convertible Income-Growth Trust. Paul Scanlon, Norman Boucher and Robert Salvin may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Stephen Peacher (May 2002 to March 2005).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — High Current Yield Funds.

6  P R O S P E C T U S   O F   T H E   T R U S T

The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Member, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to poli-cyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

7   P R O S P E C T U S   O F   T H E   T R U S T

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by

8   P R O S P E C T U S   O F   T H E   T R U S T

Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbi-trageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, such as stocks of smaller issuers.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for

9   P R O S P E C T U S   O F   T H E   T R U S T

Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT High Yield Fund (Class IA)
December 31, 2006	$ 7.68	$ .56(e)	$ .20	$ .76	$ (.61)	$ —	$ —	$ (.61)	$ 7.83	10.60	$ 431,054	.74(e)	7.46(e)	51.55
December 31, 2005	8.10	.56(e)	(.31)	.25	(.67)	—	—	(.67)	7.68	3.47	460,707	.76(e)	7.27(e)	43.21
December 31, 2004	7.97	.58(e)	.24	.82	(.69)	—	—	(.69)	8.10	10.99	525,899	.78(e)	7.47(e)	50.44
December 31, 2003	7.08	.65	1.07	1.72	(.83)	—	—	(.83)	7.97	26.68	594,299.78		8.86	75.01
December 31, 2002	8.08	.76	(.78)	(.02)	(.98)	—	—	(.98)	7.08	(0.52)	526,885.78		10.55	68.41

Putnam VT High Yield Fund (Class IB)
December 31, 2006	$ 7.62	$ .54(e)	$ .21	$ .75	$ (.59)	$ —	$ —	$ (.59)	$ 7.78	10.52	$ 167,982	.99(e)	7.20(e)	51.55
December 31, 2005	8.05	.53(e)	(.31)	.22	(.65)	—	—	(.65)	7.62	3.10	170,165	1.01(e)	7.02(e)	43.21
December 31, 2004	7.94	.55(e)	.23	.78	(.67)	—	—	(.67)	8.05	10.54	175,106	1.03(e)	7.18(e)	50.44
December 31, 2003	7.05	.62	1.09	1.71	(.82)	—	—	(.82)	7.94	26.54	159,069	1.03	8.44	75.01
December 31, 2002	8.06	.74	(.78)	(.04)	(.97)	—	—	(.97)	7.05	(0.85)	79,036	1.03	10.38	68.41

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT High Yield Fund	0.07%	0.02%	<0.01%	—

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Income Fund
Putnam VT Income Fund

This prospectus explains what you should know about Putnam VT Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
6	Who oversees and manages the fund?
8	How to buy and sell fund shares
8	Distribution Plan and payments to dealers
9	How does the fund price its shares?
9	Policy on excessive short-term trading
10	Fund distributions and taxes
11	Financial highlights

Fund summary

GOAL

The fund seeks high current income consistent with what Putnam Management believes to be prudent risk.

MAIN INVESTMENT STRATEGIES — BONDS

We invest mainly in bonds that:

* are securitized debt instruments and other obligations of companies and governments worldwide denominated in U.S. dollars

* are either investment-grade or below investment-grade and

* have intermediate to long-term maturities (three years or longer).

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund may invest significantly in below investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise. * The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking high current income consistent with prudent risk. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q3 01), a $1,000 investment would have grown 4.01% to $1,040.

* In the fund’s worst calendar quarter during this period (Q2 04), a $1,000 investment would have declined 2.35% to $977.

* Year-to-date performance through 3/31/07 was 1.54% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns

(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	4.83%	4.97%	5.48%
Class IB	4.52%	4.71%	5.27%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)	4.33%	5.06%	6.24%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund are based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a

2   P R O S P E C T U S   O F   T H E   T R U S T

12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lehman Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

					Total
		Distri-	Acquired		Annual
	Manage-	bution	Fund		Fund	Expense	Net
	ment	(12b-1)	Operating	Other	Operating	Reim-	Ex-
	Fees	Fees	Expenses*	Expenses	Expenses	bursement	penses

Class IA	0.61%	N/A	0.03%	0.12%	0.76%	-0.14%	0.62%
Class IB	0.61%	0.25%	0.03%	0.12%	1.01%	-0.14%	0.87%

* Estimate of expenses attributable to the fund’s investment in Putnam Prime Money Market Fund that the fund bears indirectly, based on the total annual fund operating expenses (net of any applicable expense limitations) of Putnam Prime Money Market Fund as reported in its most recent shareholder report.

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$63	$230	$411	$ 934
Class IB	$89	$309	$546	$1,231

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Income Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in bonds, including both government and corporate obligations. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

3   P R O S P E C T U S   O F   T H E   T R U S T

We invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may also invest in securities rated below investment grade. However, we will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objectives may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

* Foreign investments. We may invest in U.S. dollar-denominated fixed-income securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of "short" derivatives positions, the values of which move in

4   P R O S P E C T U S   O F  T H E   T R U S T

the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in hybrid and structured bonds and notes, and preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $77,213 in brokerage commissions during the last fiscal year, representing 0.01% of the fund’s average net assets. Of this amount, no monies were paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 0.63% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of

5   P R O S P E C T U S   O F   T H E   T R U S T

brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	201%	336%	402%	287%	400%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.45% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Kevin M. Cronin	2002	Putnam	Head of
		Management	Investments;
		1997 – Present	Chief Investment
Officer, Core Fixed
Income, Fixed
Income Money
Market and Tax
Exempt Fixed
Income Teams

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Rob Bloemker	2002	Putnam	Team Leader,
		Management	Mortgage and
		1999 – Present	Government
Previously,
Mortgage Specialist

Kevin Murphy	2005	Putnam	Team Leader,
		Management	High Grade Credit
		1999 – Present	and Core Fixed
Income Teams
Previously,
Investment
Strategist

Raman Srivastava	2005	Putnam	Portfolio Manager
		Management	Previously, Portfolio
		1999 - Present	Construction
Specialist;
Quantitative Analyst

6   P R O S P E C T U S   O F   T H E   T R U S T

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Kevin Cronin was also a Portfolio Leader of Putnam VT American Government Income Fund, Putnam Global Income Trust, Putnam Limited Duration Government Income Fund and Putnam U.S. Government Income Trust. Rob Bloemker was also a Portfolio Member of Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam Limited Duration Government Income Fund, Putnam Master Intermediate Income Trust, Putnam Premier Income Trust and Putnam U.S. Government Income Trust. Kevin Murphy was also a Portfolio Leader of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust and was a Portfolio Member of Putnam VT Diversified Income Fund and Putnam VT Utilities Growth and Income Fund. Raman Srivastava was also a Portfolio Member of Putnam VT The George Putnam Fund of Boston. Kevin Cronin, Rob Bloemker, Kevin Murphy and Raman Srivastava may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include James Prusko (May 2002 to June 2002).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their suc cess in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superi or performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Corporate Debt Funds A Rated. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of con sistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

7   P R O S P E C T U S   O F   T H E   T R U S T

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

8   P R O S P E C T U S   O F   T H E   T R U S T

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets

9   P R O S P E C T U S   O F   T H E   T R U S T

on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

10   P R O S P E C T U S   O F   T H E   T R U S T

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Income Fund (Class IA)
December 31, 2006	$12.69	$.54(f )	$.04	$ .58	$(.57)	$ —	$—	$ (.57)	$ 12.70	4.83	$ 437,298	.57(f )	4.39(f )	201.13(g)
December 31, 2005	12.96	.52(f )	(.20)	.32	(.45)	(.14)	—	(.59)	12.69	2.60	530,341	.61(f )	4.06(f )	336.25(g)
December 31, 2004	12.91	.38(f )	.22	.60	(.55)	—	—	(.55)	12.96	4.72	637,568	.66(f )	3.01(f )	401.71
December 31, 2003	12.95	.46	.13	.59	(.63)	—	—	(.63)	12.91	4.70	765,119.68		3.61	287.19
December 31, 2002	12.65	.64	.33	.97	(.67)	—	—	(.67)	12.95	8.09	919,294.68		5.10	399.61(e)

Putnam VT Income Fund (Class IB)
December 31, 2006	$12.61	$.50(f )	$.04	$.54	$(.54)	$ —	$ —	$ (.54)	$ 12.61	4.52	$300,246	.82(f )	4.09(f )	201.13(g)
December 31, 2005	12.88	.48(f )	(.20)	.28	(.41)	(.14)	—	(.55)	12.61	2.36	292,152	.86(f )	3.81(f )	336.25(g)
December 31, 2004	12.84	.34(f )	.22	.56	(.52)	—	—	(.52)	12.88	4.43	278,617	.91(f )	2.71(f )	401.71
December 31, 2003	12.89	.42	.13	.55	(.60)	—	—	(.60)	12.84	4.43	262,067.93		3.29	287.19
December 31, 2002	12.60	.60	.35	.95	(.66)	—	—	(.66)	12.89	7.89	215,874.93		4.79	399.61(e)

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	———––—–	————–—	————–—	————–—
Putnam VT Income Fund	0.16%	0.10%	0.04%	—

(g) Portfolio turnover excludes dollar roll transactions.

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Blend Fund
Putnam VT International Equity Fund

This prospectus explains what you should know about Putnam VT International Equity Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

3	What are the fund’s main investment strategies
and related risks?

5	Who oversees and manages the fund?

7	How to buy and sell fund shares

8	Distribution Plan and payments to dealers

8	How does the fund price its shares?

9	Policy on excessive short-term trading

10	Fund distributions and taxes

10	Financial highlights

Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — INTERNATIONAL STOCKS

We invest mainly in common stocks of companies outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 35.46% to $1,355.

* In the fund’s worst calendar quarter during this period (Q3 02), a $1,000 investment would have declined 20.81% to $792.

* Year-to-date performance through 3/31/07 was 3.72% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	28.04%	12.26%	11.00%
Class IB	27.72%	11.99%	10.77%
MSCI EAFE Index
(no deduction for fees or expenses)	26.34%	14.98%	7.71%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund are based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to

2   P R O S P E C T U S   O F   T H E   T R U S T

limit the fund’s expenses. The fund’s performance is compared to the Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index of equity securities from developed countries in Western Europe, the Far East and Australasia.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.74%	N/A	0.19%	0.93%
Class IB	0.74%	0.25%	0.19%	1.18%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE : Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 95	$296	$514	$1,142
Class IB	$120	$375	$649	$1,435

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam International Equity Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks issued by companies outside the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

3   P R O S P E C T U S   O F   T H E   T R U S T

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

*Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or to investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in U.S. companies, preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn

4   P R O S P E C T U S   O F   T H E   T R U S T

additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $2,817,184 in brokerage commissions during the last fiscal year, representing 0.25% of the fund’s average net assets. Of this amount, $980,419, representing 0.09% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 1.18% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. During the past five years, the fund’s fiscal year portfolio turnover rate was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	90%	86%	63%	71%	53%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

5   P R O S P E C T U S   O F   T H E   T R U S T

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s trustees
Address correspondence to:

The Putnam Funds Trustees
 One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.74% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL. PIL’s address is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the International Core Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leaders coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Joshua Byrne	2000	Putnam	Co-Chief
		Management	Investment Officer,
		1992 – Present	International
Core Team
Previously, Senior
Portfolio Manager;
Portfolio Manager

Simon Davis	2000	Putnam	Co-Chief
		Investments	Investment Officer,
		Limited	International
		2000 – Present	Core Team
Previously, Director,
International Equity
Team; Senior
Portfolio
Manager; Portfolio
Manager

* Other funds managed by the Portfolio Leaders. As of March 31, 2007, Joshua Byrne was also a Portfolio Member of Putnam Europe Equity Fund. Simon Davis was also a Portfolio Member of Putnam Europe Equity Fund. Joshua Byrne and Simon Davis may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leaders and Portfolio Member. During the fiscal year ended December 31, 2006, Portfolio Member Mark Pollard left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Omid Kamshad (May 2002 to October 2003).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — International Core Funds.

6   P R O S P E C T U S   O F   T H E   T R U S T

The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leaders, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007.

The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell
fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

7   P R O S P E C T U S   O F   T H E   T R U S T

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

8   P R O S P E C T U S   O F   T H E   T R U S T

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests primarily in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam

9   P R O S P E C T U S   O F   T H E   T R U S T

Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST
Financial Highlights

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT International Equity Fund(Class IA)
December 31, 2006	$16.36	$ .38(f)	$ 4.19	$ 4.57	$ (.15)	$ —	$ —	$ (.15)	$ 20.78	28.04	$ 410,278	.93(f)	2.08(f)	90.26
December 31, 2005	14.80	.20(f)(g)	1.61	1.81	(.25)	—	—	(.25)	16.36	12.46	377,816	.93(f)	1.37(f)(g)	86.02
December 31, 2004	12.91	.16(f)	1.95	2.11	(.22)	—	—	(.22)	14.80	16.58	427,548	.94(f)	1.21(f)	62.84
December 31, 2003	10.14	.16	2.73	2.89	(.12)	—	—	(.12)	12.91	28.91	444,329.94		1.50	71.14
December 31, 2002	12.42	.13	(2.29)	(2.16)	(.12)	—	—	(.12)	10.14	(17.60)	430,607.99		1.17	53.20(e)

Putnam VT International Equity Fund (Class IB)
December 31, 2006	$16.26	$ .32(f)	$ 4.17	$ 4.49	$ (.11)	$ —	$ —	$ (.11)	$ 20.64	27.72	$ 857,380	1.18(f )	1.77(f)	90.26
December 31, 2005	14.71	.16(f)(g)	1.61	1.77	(.22)	—	—	(.22)	16.26	12.20	621,897	1.18(f )	1.06(f)(g)	86.02
December 31, 2004	12.85	.12(f)	1.94	2.06	(.20)	—	—	(.20)	14.71	16.19	558,206	1.19(f )	.95(f)	62.84
December 31, 2003	10.09	.13	2.73	2.86	(.10)	—	—	(.10)	12.85	28.65	510,055	1.19	1.15	71.14
December 31, 2002	12.36	.10	(2.28)	(2.18)	(.09)	—	—	(.09)	10.09	(17.75)	308,970	1.24	.91	53.20(e)

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Portfolio turnover excludes the impact of assets received from the acquired fund.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————----	————–—	————–—	————–—
Putnam VT International Equity Fund	<0.01%	<0.01%	<0.01%	—

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT International Equity Fund	$24,565	<$0.01	<0.01%	<$0.01	<0.01%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Value Fund
Putnam VT International Growth and Income Fund

This prospectus explains what you should know about Putnam VT International Growth and Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

3	What are the fund’s main investment strategies
and related risks?

5	Who oversees and manages the fund?

7	How to buy and sell fund shares

8	Distribution Plan and payments to dealers

8	How does the fund price its shares?

9	Policy on excessive short-term trading

10	Fund distributions and taxes

10	Financial highlights

Fund summary

GOAL

The fund seeks capital growth. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES —
INTERNATIONAL VALUE STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital growth and current income and who are willing to accept the risks of investing in international markets. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

Annual performance of IA shares at NAV

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 18.84% to $1,188.

* In the fund’s worst calendar quarter during this period (Q3 02), a $1,000 investment would have declined 19.76% to $802.

* Year-to-date performance through 3/31/07 was 3.54% . The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	27.63%	16.16%	10.91%
Class IB	27.22%	15.86%	10.70%
S&P/Citigroup World Ex-U.S.
Value Primary Markets Index
(no deduction for fees or expenses)	27.22%	17.90%	10.11%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 6, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance is compared to the S&P/Citigroup World Ex-U.S. Value Primary Markets Index,

2   P R O S P E C T U S   O F   T H E   T R U S T

an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.80%	N/A	0.23%	1.03%	-0.10%	0.93%
Class IB	0.80%	0.25%	0.23%	1.28%	-0.10%	1.18%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE : Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 95	$318	$559	$1,250
Class IB	$120	$396	$693	$1,541

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam International Growth and Income Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks issued by companies outside the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company’s valuation, finan-cial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Foreign investments. Foreign investments involve certain special risks, including:

3   P R O S P E C T U S   O F   T H E   T R U S T

*Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

*Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

*Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

*Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

*Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

*Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or to investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in U.S. companies, preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We

4   P R O S P E C T U S   O F   T H E   T R U S T

then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $1,318,604 in brokerage commissions during the last fiscal year, representing 0.33% of the fund’s average net assets. Of this amount, $584,697, representing 0.15% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 1.26% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period.

Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	113%	74%	59%	72%	99%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

5   P R O S P E C T U S   O F   T H E   T R U S T

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.70% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL. PIL’s address is Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the International Value Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Pamela Holding	2001	Putnam	Senior Portfolio
		Management	Manager
		1995 – Present	Previously, Associate
Director of
Research;
Portfolio Manager;
Director of
European
Research

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Darren Jaroch	2005	Putnam	Portfolio Manager
		Management	Previously,
		1999 – Present	Quantitative
Analyst; Research
Associate; Business
Analyst

* Other funds managed by the Portfolio Leader and Portfolio Member. As of March 31, 2007, Pamela Holding and Darren Jaroch did not serve as Portfolio Leaders or Portfolio Members of any other Putnam funds. Pamela Holding and Darren Jaroch may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include George Stairs (September 2002 to August 2004) and Colin Moore (May 2002 to August 2002).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds)-International Value Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

6   P R O S P E C T U S   O F   T H E   T R U S T

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Member, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell
fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to poli-cyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

7   P R O S P E C T U S   O F   T H E   T R U S T

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

8   P R O S P E C T U S   O F   T H E   T R U S T

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which the fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests primarily in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have

9   P R O S P E C T U S   O F   T H E   T R U S T

comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.

Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST
Financial Highlights

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT International Growth and Income Fund (Class IA)
December 31, 2006	$15.35	$ .35(e)	$ 3.85	$ 4.20	$ (.23)	—	$ —	$ (.23)	$ 19.32	27.63	$ 325,011	.93(e)	2.04(e)	113.24
December 31, 2005	13.57	.23(e)(f)	1.69	1.92	(.14)	—	—	(.14)	15.35	14.33	264,352	1.01(e)	1.68(e)(f)	74.48
December 31, 2004	11.35	.14(e)	2.25	2.39	(.17)	—	—	(.17)	13.57	21.31	258,073	1.01(e)	1.18(e)	59.34
December 31, 2003	8.37	.15	2.99	3.14	(.16)	—	—	(.16)	11.35	38.37	227,237	1.02	1.70	71.71
December 31, 2002	9.76	.12	(1.44)	(1.32)	(.07)	—	—	(.07)	8.37	(13.67)	201,168	1.00	1.34	99.21

Putnam VT International Growth and Income Fund (Class IB)
December 31, 2006	$15.28	$ .30(e)	$ 3.83	$ 4.13	$ (.20)	—	$ —	$ (.20)	$ 19.21	27.22	$ 135,458	1.18(e)	1.75(e)	113.24
December 31, 2005	13.51	.19(e)(f)	1.70	1.89	(.12)	—	—	(.12)	15.28	14.10	102,596	1.26(e)	1.40(e)(f)	74.48
December 31, 2004	11.31	.11(e)	2.24	2.35	(.15)	—	—	(.15)	13.51	20.98	87,743	1.26(e)	.89(e)	59.34
December 31, 2003	8.35	.13	2.97	3.10	(.14)	—	—	(.14)	11.31	37.85	63,651	1.27	1.39	71.71
December 31, 2002	9.73	.09	(1.42)	(1.33)	(.05)	—	—	(.05)	8.35	(13.77)	45,744	1.25	1.03	99.21

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT International Growth and Income Fund	0.10%	<0.01%	<0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT International Growth and Income Fund	$26,953	<$0.01	0.01%	<$0.01	0.01%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Growth Fund
Putnam VT International New Opportunities Fund

This prospectus explains what you should know about Putnam VT International New Opportunities Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
8	Distribution Plan and payments to dealers
8	How does the fund price its shares?
9	Policy on excessive short-term trading
10	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL
The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES —
INTERNATIONAL GROWTH STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in growth stocks, which are those issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size. We may invest in both established and developing (also known as emerging) markets.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking long-term capital appreciation and who are willing to accept the risks of investing in international markets. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 57.18% to $1,572.

* In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 22.61% to $774.

* Year-to-date performance through 3/31/07 was 6.03% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	26.42%	14.53%	7.33%
Class IB	26.13%	14.25%	7.12%
S&P/Citigroup World Ex-U.S.
Primary Growth Markets Index
(no deduction for fees or expenses)	22.28%	13.16%	7.55%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared

2   P R O S P E C T U S   O F   T H E   T R U S T

to the S&P/Citigroup World Ex-U.S. Primary Growth Markets Index, an unmanaged index of mostly large and some small capitalization stocks from developed countries, excluding the United States, chosen for their growth orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	1.00%	N/A	0.24%	1.24%	-0.09%	1.15%
Class IB	1.00%	0.25%	0.24%	1.49%	-0.09%	1.40%

How do these fees and expenses look in
dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE : Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$117	$385	$672	$1,492
Class IB	$143	$462	$805	$1,778

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam International New Opportunities Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks issued by companies outside the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

3   P R O S P E C T U S   O F   T H E   T R U S T

* Foreign investments. Foreign investments involve certain special risks, including:

*Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

*Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

*Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

*Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

*Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

*Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or to investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments  whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

4   P R O S P E C T U S   O F   T H E   T R U S T

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in U.S. companies, preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $763,327 in brokerage commissions during the last fiscal year, representing 0.28% of the fund’s average net assets. Of this amount, $257,691, representing 0.09% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 1.43% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	94%	91%	140%	136%	137%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

5   P R O S P E C T U S   O F   T H E   T R U S T

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.91% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

 Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL. PIL’s address is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the International Growth Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Stephen Dexter	1999	Putnam	Chief Investment
		Management	Officer,
		1999 – Present	International
Growth Team
Previously, Director,
International Equity
Team; Senior
Portfolio Manager

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Denise Selden	2003	Putnam	Portfolio Manager
		Management	Previously,
		1998 – Present	Institutional
Portfolio Manager

David Shea	2006	Putnam	Portfolio Manager
Management
May 2006 – Present

		Citigroup Asset	Director,
		Management	Quantitative
		Prior to May 2006	Research

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Stephen Dexter, Denise Selden and David Shea did not serve as Portfolio Leaders or Portfolio Members of any other Putnam funds. Stephen Dexter, Denise Selden and David Shea may, however, manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Member David Shea joined the fund’s management team. Stephen Dexter has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and

6   P R O S P E C T U S   O F   T H E   T R U S T

superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — International Growth Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Member, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

7   P R O S P E C T U S   O F   T H E   T R U S T

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

8   P R O S P E C T U S   O F   T H E   T R U S T

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which the fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests primarily in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual

9   P R O S P E C T U S   O F   T H E   T R U S T

contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT International New Opportunities Fund (Class IA)
December 31, 2006	$14.73	$ .15(e)	$ 3.71	$ 3.86	$ (.25)	$ —	$ —	$ (.25)	$ 18.34	26.42	$ 118,241	1.15(e)	.89(e)	94.40
December 31, 2005	12.53	.17(e)(f)	2.15	2.32	(.12)	—	—	(.12)	14.73	18.64(f)	101,535	1.21(e)	1.27(e)(f)	91.01
December 31, 2004	11.16	.11(e)	1.40	1.51	(.14)	—	—	(.14)	12.53	13.63	89,615	1.25(e)	.96(e)	139.72
December 31, 2003	8.41	.09	2.71	2.80	(.05)	—	—	(.05)	11.16	33.59	98,339	1.26	1.00	135.90
December 31, 2002	9.80	.07	(1.38)	(1.31)	(.08)	—	—	(.08)	8.41	(13.46)	91,939	1.27	.82	136.66

Putnam VT International New Opportunities Fund (Class IB)
December 31, 2006	$14.66	$ .10(e)	$ 3.70	$ 3.80	$ (.21)	$ —	$ —	$ (.21)	$ 18.25	26.13	$ 169,254	1.40(e)	.62(e)	94.40
December 31, 2005	12.47	.13(e)(f)	2.15	2.28	(.09)	—	—	(.09)	14.66	18.36(f)	151,178	1.46(e)	1.01(e)(f)	91.01
December 31, 2004	11.11	.08(e)	1.39	1.47	(.11)	—	—	(.11)	12.47	13.35	141,110	1.50(e)	.70(e)	139.72
December 31, 2003	8.37	.07	2.70	2.77	(.03)	—	—	(.03)	11.11	33.21	144,493	1.51	.74	135.90
December 31, 2002	9.75	.05	(1.37)	(1.32)	(.06)	—	—	(.06)	8.37	(13.63)	122,332	1.52	.56	136.66

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT International New Opportunities Fund	0.09%	0.04%	0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT International New Opportunities Fund	$92,105	$0.01	0.04%	$0.01	0.04%

12	P R O S P E C T U S O F T H E T R U S T	13 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s web-site at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Blend Fund
Putnam VT Investors Fund

This prospectus explains what you should know about Putnam VT Investors Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

3	What are the fund’s main investment strategies
and related risks?

5	Who oversees and manages the fund?

6	How to buy and sell fund shares

7	Distribution Plan and payments to dealers

8	How does the fund price its shares?

8	Policy on excessive short-term trading

9	Fund distributions and taxes

10	Financial highlights

Fund summary

GOAL

The fund seeks long-term growth of capital and any increased income that results from this growth.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking long-term growth of capital and any increased income that results from this growth and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 24.67% to $1,247.

* In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 20.15% to $799.

* Year-to-date performance through 3/31/07 was –1.22% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/98)

Class IA	14.24%	6.46%	2.85%
Class IB	13.93%	6.21%	2.64%
S&P 500 Index
(no deduction for fees or expenses)	15.79%	6.19%	4.48%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

2   P R O S P E C T U S   O F   T H E   T R U S T

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.65%	N/A	0.12%	0.77%
Class IB	0.65%	0.25%	0.12%	1.02%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 79	$246	$427	$ 953
Class IB	$104	$324	$563	$1,250

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam Investors Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally

3   P R O S P E C T U S   O F   T H E   T R U S T

greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $955,598 in brokerage commissions during the last fiscal year, representing 0.19% of the fund’s average net assets. Of this amount, $204,497, representing 0.04% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.96% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In

4   P R O S P E C T U S   O F   T H E   T R U S T

addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. During the past five years, the fund’s fiscal year portfolio turnover rate was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	101%	114%	85%	73%	123%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.65% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the U.S. Core Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

5   P R O S P E C T U S   O F   T H E   T R U S T

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

James Wiess	2002	Putnam	Chief Investment
		Management	Officer, U.S.
		2000 – Present	Core Team

Previously, Senior
Portfolio Manager

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Richard Cervone	2002	Putnam	Portfolio Manager
		Management	Previously, Analyst
1998 – Present

* Other funds managed by the Portfolio Leader and Portfolio Member. As of March 31, 2007, James Wiess was also a Portfolio Leader of, and Richard Cervone was also a Portfolio Member of, Putnam VT Capital Appreciation Fund and Putnam Tax Smart Equity Fund. James Wiess and Richard Cervone may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Member James Yu left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Paul Warren (May 2002 to January 2004).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Large-Cap Core Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Member, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell
fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts

6   P R O S P E C T U S   O F   T H E   T R U S T

orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affili-ates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to

7   P R O S P E C T U S   O F   T H E   T R U S T

Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also

8   P R O S P E C T U S   O F   T H E   T R U S T

be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax

9   P R O S P E C T U S   O F   T H E   T R U S T

consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST
Financial Highlights

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Investors Fund (Class IA)
December 31, 2006	$10.81	.06(e)	$ 1.47	$ 1.53	$ (.07)	$ —	$ —	$ (.07)	$ 12.27	14.24	$ 258,811	.77(e)	.55(e)	101.46
December 31, 2005	10.04	.07(e)(g)	.82	.89	(.12)	—	—	(.12)	10.81	9.03	292,017	.75(e)	.66(e)(g)	113.81
December 31, 2004	8.95	.11(e)(f)	1.04	1.15	(.06)	—	—	(.06)	10.04	12.95	326,879	.76(e)	1.21(e)(f)	84.91
December 31, 2003	7.08	.05	1.87	1.92	(.05)	—	—	(.05)	8.95	27.39	353,033.75		.71	73.32
December 31, 2002	9.31	.04	(2.24)	(2.20)	(.03)	—	—	(.03)	7.08	(23.68)	341,675.72		.56	122.88

Putnam VT Investors Fund (Class IB)
December 31, 2006	$10.76	.03(e)	$ 1.47	$ 1.50	$ (.05)	$ —	$ —	$ (.05)	$ 12.21	13.93	$ 235,471	1.02(e)	.30(e)	101.46
December 31, 2005	9.99	.04(e)(g)	.83	.87	(.10)	—	—	(.10)	10.76	8.81	221,847	1.00(e)	.41(e)(g)	113.81
December 31, 2004	8.91	.09(e)(f)	1.03	1.12	(.04)	—	—	(.04)	9.99	12.64	226,738	1.01(e)	.98(e)(f)	84.91
December 31, 2003	7.04	.03	1.87	1.90	(.03)	—	—	(.03)	8.91	27.14	220,061	1.00	.46	73.32
December 31, 2002	9.26	.03	(2.24)	(2.21)	(.01)	—	—	(.01)	7.04	(23.87)	180,341.97		.32	122.88

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Investors Fund	<0.01%	<0.01%	<0.01%	—

(f ) Net investment income (loss) per share and ratio of net investment income (loss) for the following fund’s class IA and class IB shares reflect a special dividend received by the fund, which amounted to the following amounts:

	Per share	Percentage of average net assets
	——–—————–—	——–—————–—
	12/31/04	12/31/04
	——–——---	——–——---
Putnam VT Investors Fund	$0.05	0.54%

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Investors Fund	$171,614	<$0.01	0.03%	<$0.01	0.03%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811-05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Value Fund
Putnam VT Mid Cap Value Fund

This prospectus explains what you should know about Putnam VT Mid Cap Value Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through another prospectus.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL
The fund seeks capital appreciation and, as a secondary objective, current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and current income and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q4 04), a $1,000 investment would have grown 12.10% to $1,121.

* In the fund’s worst calendar quarter during this period (Q2 06), a $1,000 investment would have declined 1.92% to $981.

* Year-to-date performance through 3/31/07 was 5.70% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

		Since
	Past	inception
	1 year	(5/1/03)

Class IA	15.32%	19.82%
Class IB	15.06%	19.54%
Russell Midcap Value Index
(no deduction for fees or expenses)	20.22%	24.61%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell Midcap Value Index, an unmanaged

2   P R O S P E C T U S   O F   T H E   T R U S T

index of those companies in the Russell Midcap Index chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.70%	N/A	0.21%	0.91%	-0.01%	0.90%
Class IB	0.70%	0.25%	0.21%	1.16%	-0.01%	1.15%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 92	$289	$503	$1,119
Class IB	$117	$368	$637	$1,412

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to the Putnam Mid Cap Value Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Small companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies.

3   P R O S P E C T U S   O F   T H E   T R U S T

Stocks of small companies may therefore be more vulnerable to adverse developments than those of larger companies. The fund invests mostly in companies of a size similar to those in the Russell Midcap Value Index. As of March 31, 2007 the index was composed of companies having a market capitalization of between approximately $1.2 billion and $21.8 billion.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks and convertible securities. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $142,614 in brokerage commissions during the last fiscal year, representing 0.15% of the fund’s average net assets. Of this amount, $26,586 representing 0.03% of the fund’s average net assets was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for

4   P R O S P E C T U S   O F   T H E   T R U S T

class IA shares results in a “combined cost ratio” of 1.05% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	73%	87%	145%	117%*	—

*Not annualized.

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the funds?

THE FUNDS’ TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees

Address correspondence to:

The Putnam Fund Trustees
One Post Office Square
Boston, MA 02109

THE FUNDS’ INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.69% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Small- and Mid-Cap Value Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leaders coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management

5   P R O S P E C T U S   O F   T H E   T R U S T

of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

James Polk	2004	Putnam	Portfolio Manager
		Management	Previously, Senior
		1998 – Present	Analyst

Edward Shadek	2003	Putnam	Deputy Head of
		Management	Investments; Chief
		1997 – Present	Investment Officer,
Small Cap Equities
and Small and Mid
Cap Value Teams

* Other funds managed by the Portfolio Leaders. As of March 31, 2007, James Polk did not serve as Portfolio Leader or Portfolio Member of any other Putnam funds. Edward Shadek was also a Portfolio Leader of Putnam VT Small Cap Value Fund. James Polk and Edward Shadek may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leaders. No changes in the fund’s Portfolio Leaders occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Thomas Hoey (May 2003 to March 2004).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Mid-Cap Value Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leaders, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

6   P R O S P E C T U S   O F   T H E   T R U S T

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

7   P R O S P E C T U S   O F   T H E   T R U S T

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

8   P R O S P E C T U S   O F   T H E   T R U S T

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger

9   P R O S P E C T U S   O F   T H E   T R U S T

than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Mid Cap Value Fund (Class IA)
December 31, 2006	$16.23	$ .30(e)(f )	$ 2.13	$ 2.43	$ (.07)	$ (.76)	$ —	$ (.83)	$17.83	15.32	$63,738	.90(e)	1.79(e)(f )	72.94
December 31, 2005	14.73	.09(e)(g)	1.74	1.83	(.06)	(.27)	—	(.33)	16.23	12.71	58,861	.93(e)	.60(e)(g)	87.42
December 31, 2004	12.79	.09(e)	1.92	2.01	—	(.07)	—	(.07)	14.73	15.75	35,819	.97(e)	.65(e)	145.30
December 31, 2003**	10.00	.07(e)	2.83	2.90	(.04)	(.07)	—	(.11)	12.79	29.01*	16,499	.74(e)*	.60(e)*	117.37*

Putnam VT Mid Cap Value Fund (Class IB)
December 31, 2006	$16.16	$ .27(e)(f )	$ 2.11	$ 2.38	$ (.04)	$ (.76)	$ —	$ (.80)	$17.74	15.06	$31,386	1.15(e)	1.61(e)(f )	72.94
December 31, 2005	14.68	.05(e)(g)	1.73	1.78	(.03)	(.27)	—	(.30)	16.16	12.44	25,306	1.18(e)	.36(e)(g)	87.42
December 31, 2004	12.78	.05(e)	1.92	1.97	—	(.07)	—	(.07)	14.68	15.44	14,507	1.22(e)	.40(e)	145.30
December 31, 2003**	10.00	.05(e)	2.83	2.88	(.03)	(.07)	—	(.10)	12.78	28.83*	6,703	.91(e)*	.45(e)*	117.37*

* Not annualized.

** For the period May 1, 2003 (commencement of operations) to December 31,2003.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	—————–	————–—	————–—	————–—
Putnam VT Mid Cap Value Fund	0.01%	0.02%	0.07%	0.54%

(f ) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds’ class IA and class IB shares reflect a special dividend received by the fund, which amounted to the following amounts:

	Per share	Percentage of average net assets
	——–—————–—	——–————–—————————
	12/31/06	12/31/06
	———–——	———–——
Putnam VT Mid Cap Value Fund	$0.19	1.12%

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Mid Cap Value Fund	$674	<$0.01	<0.01%	<$0.01	<0.01%

12 P R O S P E C T U S O F T H E T R U S T	13 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346	4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Money Market Fund
Putnam VT Money Market Fund

This prospectus explains what you should know about Putnam VT Money Market Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
4	Who oversees and manages the fund?
5	How to buy and sell fund shares
6	Distribution Plan and payments to dealers
7	How does the fund price its shares?
7	Policy on excessive short-term trading
7	Fund distributions and taxes
7	Financial highlights

Fund summary

GOAL

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES — INCOME
We invest mainly in instruments that:

* are high quality and

* have short-term maturity.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as a deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the fund.

INVESTOR PROFILE

This fund is designed for investors seeking high current income consistent with preservation of capital and maintenance of liquidity. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q4 00), a $1,000 investment would have grown 1.57% to $1,016.

* In the fund’s worst calendar quarter during this period (Q2 04), a $1,000 investment would have grown 0.16 % to $1,002.

* Year-to-date performance through 3/31/07 was 1.22% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns

(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	4.66%	2.10%	3.57%
Class IB	4.39%	1.85%	3.37%
Lipper VP (Underlying Funds)
Money Market Funds
Category Average	4.55%	1.99%	3.50%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lipper VP (Underlying Funds) Money Market Funds Category Average, an arithmetic average of the total return of all variable product money market funds tracked by Lipper Analytical Services.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual

2   P R O S P E C T U S   O F   T H E   T R U S T

Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.45%	N/A	0.12%	0.57%	-0.05%	0.52%
Class IB	0.45%	0.25%	0.12%	0.82%	-0.05%	0.77%

How do these fees and expenses look in
dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$54	$179	$314	$ 710
Class IB	$80	$258	$451	$1,012

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam Money Market Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing in money market instruments, such as certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the calendar year. If the Trustees change this minimum deposit requirement, shareholders will be notified. We will consider, among other factors, credit, interest rate, and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Concentration of investments. We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund’s total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry.

The fund’s shares may be more vulnerable to decreases in value than those of money market funds that invest in issuers in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the fund and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.

* Foreign investments. We may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments. Foreign settlement procedures may also involve additional risks.

* Interest rate risk. The values of money market investments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing money market investments, and rising interest rates generally decrease the value of existing money market investments. Changes in the values of money market investments usually will not affect the amount of income the funds receive from them, but could affect the value of the fund’s shares. Interest rate risk is generally lowest for investments with short maturities,

3   P R O S P E C T U S   O F   T H E   T R U S T

and the short-term nature of money market investments is designed to reduce this risk.

The fund’s average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit quality. The fund buys only high quality investments. These are:

*rated in one of the two highest categories by at least two nationally recognized rating services,

*rated by one rating service in one of the service’s two highest categories (if only one rating service has provided a rating), or

*unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Other investments. In addition to the main investment strategies described above, we may make other investments and be subject to other risks as described in the Trust’s Statement of Additional Information (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the fund of brokerage commissions. The fund paid no brokerage commissions during the last fiscal year. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the funds?

THE FUNDS’ TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management %and its affiliates.

Contacting the funds’ Trustees
Address correspondence to:

The Putnam Fund Trustees
One Post Office Square
Boston, MA 02109

4   P R O S P E C T U S   O F   T H E   T R U S T

THE FUNDS’ INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.40% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Money Market Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to  incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell
fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order

5   P R O S P E C T U S   O F   T H E   T R U S T

to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

6   P R O S P E C T U S   O F   T H E   T R U S T

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments at amortized cost, which approximates market value.

Policy on excessive
short-term trading

Because the fund is a money market fund that investors may seek to use as a source of short-term liquidity, Putnam Management and the fund’s Trustees have not adopted policies to discourage short-term trading in the fund. Because very large cash flows based on short-term trading may, under some market conditions, decrease the fund’s performance, however, the Trustees may refuse to sell shares to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.

Fund distributions and taxes

The fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month’s distributions will be paid on the first business day of the next month. Since the net investment income of the fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 immediately after each determination and dividend declaration.

Distributions are reinvested without a sales charge, using the net asset value determined on the day following the distribution payment date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

7   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%) Turnover (%)

Putnam VT Money Market Fund (Class IA)
December 31, 2006	$ 1.00	$.0455(f)	$ —	$ .0455	$(.0455)	$ —	$ —	$(.0455)	$ 1.00	4.66	$ 205,133	.52(f)	4.56(f)	—
December 31, 2005	1.00	.0275(f)	—	.0275	(.0275)	—	—	(.0275)	1.00	2.79	211,665	.53(f)	2.71(f)	—
December 31, 2004	1.00	.0091(f)	—(e)	.0091	(.0091)	—	—	(.0091)	1.00	.91	264,971	.53(f)	.87(f)	—
December 31, 2003	1.00	.0076	—(e)	.0076	(.0076)	—	—	(.0076)	1.00	.76	457,943.49		.77	—
December 31, 2002	1.00	.0145	—(e)	.0145	(.0145)	—	—	(.0145)	1.00	1.46	794,448.48		1.45	—

Putnam VT Money Market Fund (Class IB)
December 31, 2006	$ 1.00	$.0430(f)	$ —	$ .0430	$(.0430)	$ —	$ —	$(.0430)	$ 1.00	4.39	$ 194,620	.77(f)	4.34(f)	—
December 31, 2005	1.00	.0250(f)	—	.0250	(.0250)	—	—	(.0250)	1.00	2.53	134,800	.78(f)	2.54(f)	—
December 31, 2004	1.00	.0066(f)	—(e)	.0066	(.0066)	—	—	(.0066)	1.00	.66	108,012	.78(f)	.66(f)	—
December 31, 2003	1.00	.0051	—(e)	.0051	(.0051)	—	—	(.0051)	1.00	.51	121,504.74		.51	—
December 31, 2002	1.00	.0120	—(e)	.0120	(.0120)	—	—	(.0120)	1.00	1.20	154,358.73		1.19	—

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Amount represents less than $0.0001 per share.

(f ) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Money Market Fund	0.05%	0.03%	0.02%	—

8 P R O S P E C T U S O F T H E T R U S T	9 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Growth Fund
Putnam VT New Opportunities Fund

This prospectus explains what you should know about Putnam VT New Opportunities Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through another prospectus.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
6	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking long-term capital appreciation and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 49.47% to $1,495.

* In the fund’s worst calendar quarter during this period (Q3 01), a $1,000 investment would have declined 29.40% to $706.

* Year-to-date performance through 3/31/07 was 1.69% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns

(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	8.82%	4.19%	5.14%
Class IB	8.56%	3.92%	4.91%
Russell 3000 Growth Index
(no deduction for fees or expenses)	9.46%	3.02%	5.34%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance is compared to the Russell 3000 Growth Index, an unmanaged index of those companies in the Russell 3000 Index chosen for their growth orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

2   P R O S P E C T U S   O F   T H E   T R U S T

Annual Fund Operating Expenses

(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.62%	N/A	0.09%	0.71%
Class IB	0.62%	0.25%	0.09%	0.96%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$73	$227	$396	$ 884
Class IB	$98	$306	$531	$1,182

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to the Putnam New Opportunities Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited

3   P R O S P E C T U S   O F   T H E   T R U S T

than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $2,339,890 in brokerage commissions during the last fiscal year, representing 0.17% of the fund’s average net assets. Of this amount, $511,049, representing 0.04% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.88% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including

4   P R O S P E C T U S   O F   T H E   T R U S T

the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	84%	56%	116%	44%	69%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.62% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Mid-Cap Growth and Small and Emerging Growth Teams manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Kevin Divney	2004	Putnam	Chief Investment
		Management	Officer, Mid-Cap
		1997 – Present	Growth Team
Previously, Senior
Portfolio Manager;
Portfolio Manager

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Brian DeChristopher	2005	Putnam	Analyst
Management
1999 – Present

Richard Weed	2004	Putnam	Senior Portfolio
		Management	Manager
2000 – Present

5   P R O S P E C T U S   O F   T H E   T R U S T

* Other funds managed by the Portfolio Leader and Portfolio Members. As of the March 31, 2007, Kevin Divney was also a Portfolio Leader of,and Brian DeChristopher was also a Portfolio Member of, Putnam VT Vista Fund. Richard Weed was also a Portfolio Leader of Putnam VT Discovery Growth Fund, Putnam VT OTC & Emerging Growth Fund and Putnam Small Cap Growth Fund. Kevin Divney, Brian DeChristopher and Richard Weed may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Daniel Miller (May 2002 to September 2004) and Paul Marrkand (September 2004 to July 2005).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Multi-Cap Growth Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007.The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

6   P R O S P E C T U S   O F   T H E   T R U S T

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

7   P R O S P E C T U S   O F   T H E   T R U S T

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

8   P R O S P E C T U S   O F   T H E   T R U S T

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

9   P R O S P E C T U S   O F  T H E   T R U S T

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:

	Net		Realized and							Total			Ratio of Net
	Asset		Unrealized		From	From	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT New Opportunities Fund (Class IA)
December 31, 2006	$18.74	$ .03(e)	$1.62	$ 1.65	$ (.03)	$ —	$ —	$ (.03)	$ 20.36	8.82	$1,145,101	.71(e)	.16(e)	84.06
December 31, 2005	17.05	.03(e)(g)	1.72	1.75	(.06)	—	—	(.06)	18.74	10.32(g)	1,352,498	.66(e)	.18(e)(g)	56.12
December 31, 2004	15.43	.05(e)(f )	1.57	1.62	—	—	—	—	17.05	10.50	1,621,906	.69(e)	.33(e)(f )	115.82
December 31, 2003	11.62	(.02)	3.83	3.81	—	—	—	—	15.43	32.79	1,826,123.67		(.11)	44.22
December 31, 2002	16.67	(.03)	(5.02)	(5.05)	—	—	—	—	11.62	(30.29)	1,664,685.63		(.19)	68.82

Putnam VT New Opportunities Fund (Class IB)
December 31, 2006	$18.46	$ (.02)(e)	$1.60	$ 1.58	$ —	$ —	$—	$ —	$ 20.04	8.56	$145,998	.96(e)	(.09)(e)	84.06
December 31, 2005	16.80	(.01)(e)(g)	1.69	1.68	(.02)	—	—	(.02)	18.46	10.00(g)	159,861	.91(e)	(.07)(e)(g)	56.12
December 31, 2004	15.23	.01(e)(f )	1.56	1.57	—	—	—	—	16.80	10.31	171,305	.94(e)	.09(e)(f )	115.82
December 31, 2003	11.50	(.05)	3.78	3.73	—	—	—	—	15.23	32.44	176,316.92		(.36)	44.22
December 31, 2002	16.55	(.06)	(4.99)	(5.05)	—	—	—	—	11.50	(30.51)	125,829.88		(.44)	68.82

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT New Opportunities Fund	<0.01%	<0.01%	<0.01%	—

(f ) Net investment income (loss) per share and ratio of net investment income (loss) for the following fund’s class IA and class IB shares reflect a special dividend received by the fund, which amounted to the following amounts:

	Per share	Percentage of average net assets
	——–——--	——–——--——–——--
	12/31/04	12/31/04
	——–——--	——–——--
Putnam VT New Opportunities Fund	$0.06	0.37%

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT New Opportunities Fund	$651,000	$0.01	0.04%	$0.01	0.04%

12 P R O S P E C T U S O F T H E T R U S T	13 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811-05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Value Fund
Putnam VT New Value Fund

This prospectus explains what you should know about Putnam VT New Value Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund’s ability to invest in fewer issuers increases the fund’s vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking long-term capital appreciation and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 21.04% to $1,210.

* In the fund’s worst calendar quarter during this period (Q3 02), a $1,000 investment would have declined 19.16% to $808.

* Year-to-date performance through 3/31/07 was 1.02% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns

(for periods ending 12/31/06)

	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	16.29%	9.93%	9.83%
Class IB	16.01%	9.66%	9.62%
Russell 3000 Value Index
(no deduction for fees or expenses)	22.34%	11.20%	11.17%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 3000 Value Index, an unmanaged

2   P R O S P E C T U S   O F  T H E   T R U S T

index of those companies in the Russell 3000 Index chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
				Total
		Distri-		Annual
	Manage-	bution	Other	Fund
	ment	(12b-1)	Expen-	Operating
	Fees	Fees	ses	Expenses

Class IA	0.68%	N/A	0.09%	0.77%
Class IB	0.68%	0.25%	0.09%	1.02%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 79	$245	$426	$ 949
Class IB	$104	$324	$561	$1,246

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam New Value Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it. This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

3   P R O S P E C T U S   O F   T H E   T R U S T

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $689,292 in brokerage commissions during the last fiscal year, representing 0.10% of the fund’s average net assets. Of this amount, $155,909, representing 0.02% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.87% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

4   P R O S P E C T U S   O F   T H E   T R U S T

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. During the past five years, the fund’s fiscal year portfolio turnover rate was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	54%	56%	52%	60%	60%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the funds?

THE FUNDS’ TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees

Address correspondence to:

The Putnam Fund Trustees
One Post Office Square
Boston, MA 02109

THE FUNDS’ INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.68% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Value Team manages the fund’s investments. The names of all team members can be found at www.putnam.com.

5   P R O S P E C T U S   O F   T H E   T R U S T

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

David King	1997	Putnam	Senior Portfolio
		Management	Manager
1983 – Present

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Michael Abata	2002	Putnam	Portfolio Manager
		Management	Previously,
		1997 – Present	Quantitative
Analyst

* Other funds managed by the Portfolio Leader and Portfolio Member. As of March 31, 2007, David King was also a Portfolio Leader of Putnam Convertible Income-Growth Trust and Putnam High Income Securities Fund, and was a Portfolio Member of Putnam VT Growth and Income Fund. Michael Abata was also a Portfolio Leader of Putnam Classic Equity Fund. David King and Michael Abata may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Member. No changes in the fund’s Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2006. David King has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Multi-Cap Value Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Member, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007.The transaction is currently expected to be completed by the middle of 2007, though this date could change.

6   P R O S P E C T U S   O F   T H E   T R U S T

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or

7   P R O S P E C T U S   O F   T H E   T R U S T

on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests

8   P R O S P E C T U S   O F   T H E   T R U S T

of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as

9   P R O S P E C T U S   O F   T H E   T R U S T

well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account. The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10  P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT New Value Fund (Class IA)
December 31, 2006	$17.25	$.23(e)	$2.42	$ 2.65	$(.23)	$ (1.20)	$—	$ (1.43)	$ 18.47	16.29	$383,098	.77(e)	1.35(e)	54.28
December 31, 2005	16.43	.22(e)(f )	.78	1.00	(.18)	—	—	(.18)	17.25	6.13(f )	417,948	.76(e)	1.32(e)(f )	55.58
December 31, 2004	14.34	.18(e)	2.06	2.24	(.15)	—	—	(.15)	16.43	15.77	443,680	.79(e)	1.19(e)	51.50
December 31, 2003	10.98	.15	3.39	3.54	(.18)	—	—	(.18)	14.34	32.86	416,273.79		1.24	59.50
December 31, 2002	13.47	.16	(2.14)	(1.98)	(.13)	(.38)	—	(.51)	10.98	(15.44)	366,623.78		1.37	60.33

Putnam VT New Value Fund (Class IB)
December 31, 2006	$17.14	.$ 19(e)	$2.40	$ 2.59	$(.19)	$ (1.20)	$ —	$ (1.39)	$ 18.34	16.01	$296,309	1.02(e)	1.11(e)	54.28
December 31, 2005	16.33	.18(e)(f )	.77	.95	(.14)	—	—	(.14)	17.14	5.89(f )	249,039	1.01(e)	1.09(e)(f )	55.58
December 31, 2004	14.27	.14(e)	2.05	2.19	(.13)	—	—	(.13)	16.33	15.43	197,944	1.04(e)	.95(e)	51.50
December 31, 2003	10.93	.12	3.37	3.49	(.15)	—	—	(.15)	14.27	32.48	149,367	1.04	.99	59.50
December 31, 2002	13.42	.14	(2.14)	(2.00)	(.11)	(.38)	—	(.49)	10.93	(15.60)	99,692	1.03	1.16	60.33

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT New Value Fund	<0.01%	<0.01%	<0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT New Value Fund	$242,461	$0.01	0.04%	$0.01	0.04%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E    T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Growth Fund
Putnam VT OTC & Emerging Growth Fund

This prospectus explains what you should know about Putnam VT OTC & Emerging Growth Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through another prospectus.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL
The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES —
GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. Under normal circumstances, we invest at least 80% of the fund’s net assets in common stocks traded in the over-the-counter (“OTC”) market and common stocks of “emerging growth” companies listed on securities exchanges. Emerging growth companies are those we believe have a leading or proprietary position in a growing industry or are gaining market share in an established industry. We invest mainly in small and midsized companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to assume above-average risk in pursuit of this goal. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over life of the fund for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 76.22% to $1,762.

* In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 43.76% to $562.

* Year-to-date performance through 3/31/07 was 5.56% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/98)

Class IA	12.67%	4.16%	-3.31%
Class IB	12.40%	3.89%	-3.51%
Russell 2500 Growth Index
(no deduction for fees or expenses)	12.26%	7.62%	5.14%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 2500 Growth Index, an unmanaged index of those companies in the small/mid-cap Russell 2500 Index chosen for their growth orientation.

2   P R O S P E C T U S   O F   T H E   T R U S T

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.70%	N/A	0.24%	0.94%	-0.02%	0.92%
Class IB	0.70%	0.25%	0.24%	1.19%	-0.02%	1.17%

How do these fees and expenses look in
dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 94	$298	$518	$1,153
Class IB	$119	$376	$652	$1,445

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to the Putnam OTC & Emerging Growth Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

 Emerging growth companies may have limited product lines, markets or financial resources. Their stocks may trade less frequently and in limited volumes, and are subject to greater volatility.

3   P R O S P E C T U S   O F   T H E   T R U S T

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited.The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $226,129 in brokerage commissions during the last fiscal year, representing 0.27% of the fund’s average net assets. Of this amount, $53,016, representing 0.06% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

4   P R O S P E C T U S   O F   T H E   T R U S T

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 1.19% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to real ize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	101%	148%	124%	72%	68%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages
the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.67% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Small and Emerging Growth Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

5   P R O S P E C T U S   O F   T H E   T R U S T

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Richard Weed	2004	Putnam	Senior Portfolio
		Management	Manager
2000 – Present

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Raymond Haddad	2004	Putnam	Portfolio Manager
		Management	Previously, Analyst
2000 – Present

* Other funds managed by the Portfolio Leader and Portfolio Member. As of March 31, 2007, Richard Weed was also a Portfolio Leader of Putnam VT Discovery Growth Fund and Putnam Small Cap Growth Fund, and was a Portfolio Member of Putnam VT New Opportunities Fund. Raymond Haddad was also a Portfolio Member of Putnam VT Discovery Growth Fund. Richard Weed and Raymond Haddad may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Member. No changes in the fund’s Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Roland Gillis (May 2002 to October 2004).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Mid-Cap Growth Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Member, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007.The transaction is currently expected to be completed by the middle of 2007, though this date could change.

6   P R O S P E C T U S   O F   T H E   T R U S T

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

7   P R O S P E C T U S   O F   T H E   T R U S T

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price
its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of

8   P R O S P E C T U S   O F   T H E   T R U S T

the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately dependS on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

9   P R O S P E C T U S   O F   T H E   T R U S T

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT OTC & Emerging Growth Fund (Class IA)
December 31, 2006	$ 6.55	$ (.01)(e)	$ .84	$ .83	$ —	$ —	$ —	$ —	$ 7.38	12.67	$ 43,833	.92(e)	(.07)(e)	100.73
December 31, 2005	6.05	(.02)(e)(f)	.52	.50	—	—	—	—	6.55	8.26	50,877	.91(e)	(.29)(e)(f)	147.92
December 31, 2004	5.56	(.03)(e)	.52	.49	—	—	—	—	6.05	8.81	62,566	.95(e)	(.57)(e)	123.52
December 31, 2003	4.09	(.03)	1.50	1.47	—	—	—	—	5.56	35.94	73,227.89		(.62)	71.72
December 31, 2002	6.02	(.03)	(1.90)	(1.93)	—	—	—	—	4.09	(32.06)	61,535.90		(.72)	68.02

Putnam VT OTC & Emerging Growth Fund (Class IB)
December 31, 2006	$ 6.45	$ (.02)(e)	$ .82	$ .80	$ —	$ —	$ —	$ —	$ 7.25	12.40	$ 35,232	1.17(e)	(.32)(e)	100.73
December 31, 2005	5.98	(.03)(e)(f)	.50	.47	—	—	—	—	6.45	7.86	36,939	1.16(e)	(.54)(e)(f)	147.92
December 31, 2004	5.51	(.04)(e)	.51	.47	—	—	—	—	5.98	8.53	41,044	1.20(e)	(.81)(e)	123.52
December 31, 2003	4.06	(.04)	1.49	1.45	—	—	—	—	5.51	35.71	43,220	1.14	(.87)	71.72
December 31, 2002	5.99	(.05)	(1.88)	(1.93)	—	—	—	—	4.06	(32.22)	32,536	1.15	(.97)	68.02

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT OTC & Emerging Growth Fund	0.03%	<0.01%	0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT OTC & Emerging Growth Fund	$34,147	<$0.01	0.04%	<$0.01	0.04%

12	P R O S P E C T U S O F T H E T R U S T	13 P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811-05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Blend Fund
Putnam VT Research Fund

This prospectus explains what you should know about Putnam VT Research Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
9	Policy on excessive short-term trading
10	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we think have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time. We also look for the presence of other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to wait out short-term market fluctua-tions. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 20.14% to $1,201.

* In the fund’s worst calendar quarter during this period (Q3 01), a $1,000 investment would have declined 20.15% to $799.

* Year-to-date performance through 3/31/07 was 1.59% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns

(for periods ending 12/31/06)
			Since
	Past	Past	inception
	1 year	5 years	(9/30/98)

Class IA	11.63%	4.41%	5.13%
Class IB	11.41%	4.16%	4.90%
S&P 500 Index
(no deduction for fees or expenses)	15.79%	6.19%	5.76%

This table compares the fund’s performance to that of a broad measure of market performance.The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

2   P R O S P E C T U S   O F   T H E    T R U S T

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.65%	N/A	0.16%	0.81%
Class IB	0.65%	0.25%	0.16%	1.06%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 83	$259	$450	$1,002
Class IB	$108	$337	$585	$1,297

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Research Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political

3   P R O S P E C T U S  O F   T H E   T R U S T

and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meetits obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $369,886 in brokerage commissions during the last fiscal year, representing 0.20% of the fund’s average net assets. Of this amount, $78,199, representing 0.04% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 1.01% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage

4   P R O S P E C T U S   O F   T H E   T R U S T

commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	88%	95%	106%	117%	155%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.65% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL. PIL’s address is Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Equity Research Team

5   P R O S P E C T U S   O F   T H E   T R U S T

manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leaders and Portfolio Members coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Joshua Brooks	2005	Putnam	Deputy Head of
		Management	Investments; Chief
		2003 - Present	Investment Officer,
Large Cap Equities
Previously, Chief
Investment Officer,
U.S. Core and Core
Equities Teams;
Director, Global
Equity Research
Team

		Delaware	Chief Investment
		Investments	Officer, Value
		Prior to April 2003	Investing

Kelly Morgan	2005	Putnam	Chief Investment
		Management	Officer, Large Cap
		1996 - Present	Growth Team
Previously, Director
Global Equity
Research Team;
Associate Director,
Global Equity
Research Team;
Director, Global
Growth Team

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

John Coffey	2005	Putnam	Analyst and Sector
		Management	Team Leader,
		2004 - Present	Global Equity
Research Team
Previously, Analyst

		Citigroup Asset	Equity Analyst
Management
Prior to April 2004

Charles Dane	2005	Putnam	Analyst and Sector
		Management	Team Leader,
		1995 - Present	Global Equity
Research Team
Previously, Analyst

* Other funds managed by the Portfolio Leaders and Portfolio Members. As of March 31, 2007, Joshua Brooks was also a Portfolio Leader of Putnam VT Growth and Income Fund. Kelly Morgan was also a Portfolio Leader of Putnam VT Growth Opportunities Fund and Putnam VT Voyager Fund. John Coffey and Charles Dane did not serve as Portfolio Leaders or Portfolio Members of any other Putnam funds. Joshua Brooks, Kelly Morgan, John Coffey and Charles Dane may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leaders and Portfolio Members. No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2006. After the fund’s fiscal year-end, Portfolio Member Mark Bogar left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Steve Gorman (May 2002 to December 2002).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Multi-Cap Core Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leaders or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and

6   P R O S P E C T U S   O F   T H E   T R U S T

depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

7   P R O S P E C T U S   O F   T H E   T R U S T

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund's fair value pricing procedures may differ from recent market prices for the investment.

8   P R O S P E C T U S   O F   T H E   T R U S T

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product

9   P R O S P E C T U S   O F   T H E   T R U S T

that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11  P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Research Fund (Class IA)
December 31, 2006	$11.91	$.08(e)	$1.30	$ 1.38	$ (.10)	$—	$—	$(.10)	$13.19	11.63	$72,929	.81(e)	.62(e)	88.33
December 31, 2005	11.44	.08(e)(g)	.51	.59	(.12)	—	—	(.12)	11.91	5.26(g)	87,728	.79(e)	.71(e)(g)	94.51
December 31, 2004	10.63	.11(e)(f )	.72	.83	(.02)	—	—	(.02)	11.44	7.79	110,116	.80(e)	1.05(e)(f )	106.08
December 31, 2003	8.51	.07	2.10	2.17	(.05)	—	—	(.05)	10.63	25.69	128,360.79		.82	116.88
December 31, 2002	10.99	.06	(2.47)	(2.41)	(.07)	—	—	(.07)	8.51	(22.06)	127,084.78		.64	154.60

Putnam VT Research Fund (Class IB)
December 31, 2006	$11.84	$.05(e)	$1.30	$ 1.35	$(.07)	$—	$—	$(.07)	$13.12	11.41	$104,891	1.06(e)	.37(e)	88.33
December 31, 2005	11.38	.05(e)(g)	.50	.55	(.09)	—	—	(.09)	11.84	4.92(g)	114,612	1.04(e)	.47(e)(g)	94.51
December 31, 2004	10.58	.09(e)(f )	.71	.80	—	—	—	—	11.38	7.56	126,286	1.05(e)	.82(e)(f )	106.08
December 31, 2003	8.47	.05	2.09	2.14	(.03)	—	—	(.03)	10.58	25.32	125,821	1.04	.56	116.88
December 31, 2002	10.94	.04	(2.46)	(2.42)	(.05)	—	—	(.05)	8.47	(22.20)	101,445	1.03	.41	154.60

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–—	————–—	————–—	————–—
Putnam VT Research Fund	<0.01%	<0.01%	<0.01%	—

(f ) Net investment income (loss) per share and ratio of net investment income (loss) for the following fund’s class IA and class IB shares reflect a special dividend received by the funds, which amounted to the following amounts:

	Per share	Percentage of average net assets
	——–—————–—	———–—--------------------------------------
	12/31/04	12/31/04
	——–——--	——–——--
Putnam VT Research Fund	$0.04	0.34%

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Research Fund	$177,747	$0.01	0.08%	$0.01	0.08%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Value Fund
Putnam VT Small Cap Value Fund

This prospectus explains what you should know about Putnam VT Small Cap Value Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through another prospectus.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
6	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in small companies of a size similar to those in the Russell 2000 Value Index.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 23.92% to $1,239.

* In the fund’s worst calendar quarter during this period (Q3 02), a $1,000 investment would have declined 21.64% to $784.

* Year-to-date performance through 3/31/07 was 3.36% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns

(for periods ending 12/31/06)
			Since
	Past	Past	inception
	1 year	5 years	(4/30/99)

Class IA	17.57%	14.44%	15.39%
Class IB	17.29%	14.15%	15.13%
Russell 2000 Value Index
(no deduction for fees or expenses)	23.48%	15.37%	14.70%

This table compares the fund’s performance to that of a broad measure of market performance. The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 2000 Value Index, an unmanaged index of those companies in the small-cap Russell 2000 Index chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.76%	N/A	0.09%	0.85%
Class IB	0.76%	0.25%	0.09%	1.10%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 87	$270	$469	$1,044
Class IB	$112	$349	$604	$1,338

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to the Putnam Small Cap Value Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Small companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small companies may therefore be more vulnerable to adverse developments than those of larger companies. The fund invests mostly in companies of a size similar to those in the Russell 2000 Value Index. As of March 31, 2007 the index was composed of companies having a market capitalization of between approximately $81 million and $3.8 billion.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited

3   P R O S P E C T U S   O F   T H E   T R U S T

than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $1,759,093 in brokerage commissions during the last fiscal year, representing 0.19% of the fund’s average net assets. Of this amount, $497,723, representing 0.05% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 1.04% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In

4   P R O S P E C T U S   O F  T H E   T R U S T

addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. During the past five years, the fund’s fiscal year portfolio turnover rate was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	61%	43%	39%	36%	52%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.76% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Small- and Mid-Cap Value Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

5    P R O S P E C T U S   O F   T H E   T R U S T

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Edward Shadek	1999	Putnam	Deputy Head of
		Management	Investments; Chief
		1997 – Present	Investment Officer,
Small Cap Equities
and Small- and Mid-
Cap Value Teams

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Michael Petro	2006	Putnam	Analyst
Management
2002 – Present

* Other funds managed by the Portfolio Leader and Portfolio Member. As of March 31, 2007, Edward Shadek was also a Portfolio Leader of Putnam VT Mid-Cap Value Fund. Michael Petro did not serve as Portfolio Leader or Portfolio Member of any other Putnam funds. Edward Shadek and Michael Petro may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Member. During the fiscal year ended December 31, 2006, Portfolio Member Eric Harthun left the fund’s management team and Portfolio Member Michael Petro joined the fund’s management team. Edward Shadek has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Small-Cap Value Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Member, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts

6   P R O S P E C T U S   O F   T H E   T R U S T

orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Cost Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to

7   P R O S P E C T U S   O F   T H E   T R U S T

Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises

8   P R O S P E C T U S   O F   T H E   T R U S T

(for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any.

As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading. As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax

9   P R O S P E C T U S   O F   T H E   T R U S T

consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Small Cap Value Fund (Class IA)
December 31, 2006	$23.11	$.19(e)	$3.74	$ 3.93	$ (.13)	$ (2.42)	$ —	$ (2.55)	$ 24.49	17.57	$251,511	.85(e)	.82(e)	61.25
December 31, 2005	22.95	.14(e)(f )	1.41	1.55	(.09)	(1.30)	—	(1.39)	23.11	7.30	291,615	.84(e)	.62(e)(f )	42.50
December 31, 2004	18.23	.09(e)	4.73	4.82	(.10)	—	—	(.10)	22.95	26.54	348,938	.87(e)	.48(e)	39.27
December 31, 2003	12.23	.11	5.97	6.08	(.08)	—	—	(.08)	18.23	50.06	290,933.91		.77	36.14
December 31, 2002	15.09	.08	(2.76)	(2.68)	(.04)	(.14)	—	(.18)	12.23	(18.06)	215,964.92		.57	51.54

Putnam VT Small Cap Value Fund (Class IB)
December 31, 2006	$22.93	$.14(e)	$3.70	$ 3.84	$ (.08)	$ (2.42)	$ —	$ (2.50)	$24.27	17.29	$ 726,489	1.10(e)	.59(e)	61.25
December 31, 2005	22.79	.09(e)(f )	1.39	1.48	(.04)	(1.30)	—	(1.34)	22.93	7.03	552,682	1.09(e)	.40(e)(f )	42.50
December 31, 2004	18.12	.05(e)	4.69	4.74	(.07)	—	—	(.07)	22.79	26.22	475,639	1.12(e)	.23(e)	39.27
December 31, 2003	12.16	.08	5.93	6.01	(.05)	—	—	(.05)	18.12	49.65	332,094	1.16	.53	36.14
December 31, 2002	15.03	.05	(2.75)	(2.70)	(.03)	(.14)	—	(.17)	12.16	(18.27)	191,497	1.17	.36	51.54

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets (Notes 2 and 5):

	12/31/06	12/31/05	12/31/04	12/31/03
	——––——–	————–—	————–—	————–—
Putnam VT Small Cap Value Fund	<0.01%	<0.01%	<0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Small Cap Value Fund	$60,481	<$0.01	0.01%	<$0.01	0.01%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Blend Fund
Putnam VT Utilities Growth and Income Fund

This prospectus explains what you should know about Putnam VT Utilities Growth and Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS

2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

3	What are the fund’s main investment strategies
and related risks?

6	Who oversees and manages the fund?

8	How to buy and sell fund shares

8	Distribution Plan and payments to dealers

9	How does the fund price its shares?

9	Policy on excessive short-term trading

10	Fund distributions and taxes

11	Financial highlights

Fund summary

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in a combination of stocks and bonds of companies in the utilities industries that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on a company. We may also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity and debt investments of companies in the utilities industries. These are companies that, in our view, derive at least 50% of their assets, revenues or profits from producing or distributing electric, gas or other types of energy, supplying water, or providing telecommunications services such as telephone, microwave or other media (but not public broadcasting). We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include: * The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

* The risk of investing in a single group of industries. Investments in the utilities industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund’s vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater fund losses and volatility.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of the fund’s fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer companies than a “diversified” fund. The fund’s ability to invest in fewer issuers increases the fund’s vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital growth and current income and who are willing to accept the risk of investing in a single group of industries. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

CALENDAR YEAR TOTAL RETURNS FOR
CLASS IA SHARES

Annual performance of IA shares at NAV

* In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 18.66% to $1,187.

2   P R O S P E C T U S   O F   T H E   T R U S T

* In the fund’s worst calendar quarter during this period (Q3 02), a $1,000 investment would have declined 18.36% to $816.

* Year-to-date performance through 3/31/07 was 7.61% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	27.40%	9.98%	7.90%
Class IB	27.03%	9.71%	7.69%
S&P Utilities Index
(no deduction for fees or expenses)	20.99%	9.20%	8.24%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance is compared to the S&P Utilities Index, an unmanaged index of common stocks issued by utility companies.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.70%	N/A	0.17%	0.87%	-0.03%	0.84%
Class IB	0.70%	0.25%	0.17%	1.12%	-0.03%	1.09%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 86	$275	$479	$1,070
Class IB	$111	$353	$614	$1,364

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main
investment strategies and
related risks?

We generally manage the fund in a style similar to Putnam Utilities Growth and Income Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in bonds and value stocks of companies in the utilities industries. We will consider, among other factors, a company’s valuation, finan-cial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates

3   P R O S P E C T U S   O F   T H E   T R U S T

or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Value stocks — Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

* Industry focus. We invest mainly in companies that produce or distribute a product or service to both residential and industrial consumers, such as electricity, gas or other types of energy, supply water or provide telecommunications services (except public broadcasting). Events that affect these public utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest up to 20% of the fund’s total assets in below investment-grade investments. However, we will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or

4   P R O S P E C T U S   O F   T H E   T R U S T

is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and asset-backed securities. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $649,045 in brokerage commissions during the last fiscal year, representing 0.18% of the fund’s average net assets. Of this amount, $175,970, representing 0.05% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Net Expenses ratio for class IA shares results in a “combined cost ratio” of 1.02% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed

5   P R O S P E C T U S   O F   T H E   T R U S T

amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. The fund’s portfolio turnover rate for the past five fiscal years was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	66%	38%	32%	38%	43%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and
manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.67% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL. PIL’s address is Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Equity Research and Core Fixed-Income Teams manage the fund’s investments.

6   P R O S P E C T U S   O F   T H E   T R U S T

The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Members coordinate the teams’ efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the teams also include other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Michael Yogg	2000	Putnam	Analyst and Sector
		Management	Team Leader,
		1997 – Present	Global Equity
Research
Team Previously,
Associate Director,
Global Equity
Research
Team; Analyst

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Stephen Burgess	2006	Putnam	Analyst
Management
2006 – Present

		Gartmore	Analyst
Investment
Management
Prior to
October 2006

Kevin Murphy	2003	Putnam	Team Leader, High
		Management	Grade Credit
		1999 – Present	Previously,
Investment
Strategist

* Other funds managed by the Portfolio Leader and Portfolio Members. As of March 31, 2007, Michael Yogg and Stephen Burgess did not serve as Portfolio Leaders or Portfolio Members of any other Putnam funds. Kevin Murphy was also a Portfolio Leader of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust and was a Portfolio Member of Putnam VT Diversified Income Fund and Putnam VT Income Fund. Michael Yogg, Stephen Burgess and Kevin Murphy may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended December 31, 2006, Portfolio Members Masroor Siddiqui, SriKantaiah Muralidhar and Hendrik Van Brevoort left the fund’s management team and Portfolio Member Stephen Burgess joined the fund’s management team. Michael Yogg has played a lead role in the management of the fund since 2000, but has done so under various designations. During the year ended October 31, 2005, he was officially named Portfolio Leader and Kevin Murphy was named a Portfolio Member of the fund.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) —Utility Funds. The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

7   P R O S P E C T U S   O F   T H E   T R U S T

Pending change in Putnam’s ownership

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and
sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to poli-cyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and
payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust. Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm,

8   P R O S P E C T U S   O F   T H E  T R U S T

dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund
price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund's fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large

9   P R O S P E C T U S   O F   T H E   T R U S T

cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbi-trageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any.

As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading. As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

10   P R O S P E C T U S   O F   T H E   T R U S T

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Utilities Growth and Income Fund (Class IA)
December 31, 2006	$ 14.47	$ .34(e)	$ 3.50	$ 3.84	$ (.48)	$ —	$ —	(.48)	$ 17.83	27.40	320,261	.84(e)	2.20(e)	65.65
December 31, 2005	13.59	.36(e)(f)	.82	1.18	(.30)	—	—	(.30)	14.47	8.87(f)	320,176	.84(e)	2.54(e)(f)	37.69
December 31, 2004	11.43	.30(e)	2.15	2.45	(.29)	—	—	(.29)	13.59	21.87	355,947	.85(e)	2.50(e)	31.79
December 31, 2003	9.57	.28	1.99	2.27	(.41)	—	—	(.41)	11.43	25.00	352,531.83		2.84	38.45
December 31, 2002	12.97	.35	(3.35)	(3.00)	(.40)	—	—	(.40)	9.57	(23.83)	355,128.79		3.23	42.68

Putnam VT Utilities Growth and Income Fund (Class IB)
December 31, 2006	$ 14.41	$ .30(e)	$3.48	$ 3.78	$ (.44)	$ —	$ —	(.44)	$ 17.75	27.03	62,641	1.09(e)	1.95(e)	65.65
December 31, 2005	13.54	.32(e)(f)	.82	1.14	(.27)	—	—	(.27)	14.41	8.58(f)	59,243	1.09(e)	2.28(e)(f)	37.69
December 31, 2004	11.39	.27(e)	2.14	2.41	(.26)	—	—	(.26)	13.54	21.60	58,362	1.10(e)	2.24(e)	31.79
December 31, 2003	9.52	.26	1.99	2.25	(.38)	—	—	(.38)	11.39	24.82	48,653	1.08	2.57	38.45
December 31, 2002	12.92	.32	(3.35)	(3.03)	(.37)	—	—	(.37)	9.52	(24.09)	39,574	1.04	2.99	42.68

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–—	————–—	————–—	————–—
Putnam VT Utilities Growth and Income Fund	0.03%	<0.01%	<0.01%	—

(f ) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Utilities Growth and Income Fund	$202,935	$0.01	0.05%	$0.01	0.05%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S  O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Growth Fund
Putnam VT Vista Fund

This prospectus explains what you should know about Putnam VT Vista Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through another prospectus.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
6	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the life of the fund for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 41.28% to $1,413.

* In the fund’s worst calendar quarter during this period (Q3 01), a $1,000 investment would have declined 32.08% to $679.

* Year-to-date performance through 3/31/07 was 2.34% . The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/06)

			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	5.72%	5.59%	6.58%
Class IB	5.45%	5.33%	6.38%
Russell Midcap Growth Index
(no deduction for fees or expenses)	10.66%	8.22%	8.77%

This table compares the fund’s performance to that of a broad measure of market performance. Class IB performance for the period prior to April 30, 1998 for the fund is based on the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell Midcap Growth Index, an unmanaged index of those companies in the Russell Midcap Index chosen for their growth orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and

2   P R O S P E C T U S   O F   T H E   T R U S T

expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.65%	N/A	0.15%	0.80%
Class IB	0.65%	0.25%	0.15%	1.05%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 82	$255	$444	$ 989
Class IB	$107	$334	$579	$1,285

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to the Putnam Vista Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and

3   P R O S P E C T U S   O F   T H E   T R U S T

economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $857,952 in brokerage commissions during the last fiscal year, representing 0.19% of the fund’s average net assets. Of this amount, $220,781, representing 0.05% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.99% of the fund’s average net assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including

4   P R O S P E C T U S   O F   T H E   T R U S T

the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. During the past five years, the fund’s fiscal year portfolio turnover rate was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	98%	71%	93%	91%	78%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.65% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Mid-Cap Growth Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the fund’s Portfolio Leader and Portfolio Member coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

5   P R O S P E C T U S   O F   T H E   T R U S T

The principal managers of the fund

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Kevin Divney	2003	Putnam	Chief Investment
		Management	Officer, Mid-Cap
		1997 – Present	Growth Team
Previously, Senior
Portfolio Manager;
Portfolio Manager

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Brian DeChristopher	2005	Putnam	Portfolio Manager
		Management	Previously, Analyst
1999 – Present

* Other funds managed by the Portfolio Leader and Portfolio Member. As of March 31, 2007, Kevin Divney was also a Portfolio Leader of, and Brian DeChristopher was also a Portfolio Member of, Putnam VT New Opportunities Fund. Kevin Divney and Brian DeChristopher may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leader and Portfolio Member. No changes in the fund’s Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2006. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Eric Wetlaufer (May 2002 to September 2003) and Paul Marrkand (September 2004 to July 2005).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) — Mid-Cap Growth Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader or Portfolio Member, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007. The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts

6   P R O S P E C T U S   O F   T H E   T R U S T

orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the

7   P R O S P E C T U S   O F   T H E   T R U S T

extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investmentusing the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile

8   P R O S P E C T U S   O F   T H E   T R U S T

cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

9   P R O S P E C T U S   O F   T H E   T R U S T

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Vista Fund (Class IA)
December 31, 2006	$14.15	$—(e)(f)	$.81	$.81	$—	$ —	$ —	$ —	$ 14.96	5.72	$ 184,895	.80(f)	.01(f)	98.25
December 31, 2005	12.58	—(e)(f)(g)	1.57	1.57	—	—	—	—	14.15	12.48	234,261	.74(f)	(.01)(f)(g)	71.15
December 31, 2004	10.58	(.03)(f)	2.03	2.00	—	—	—	—	12.58	18.90	260,964	.79(f)	(.31)(f)	93.49
December 31, 2003	7.93	(.02)	2.67	2.65	—	—	—	—	10.58	33.42	263,268.76		(.21)	90.84
December 31, 2002	11.40	(.03)	(3.44)	(3.47)	—	—	—	—	7.93	(30.44)	234,249.74		(.28)	78.14

Putnam VT Vista Fund (Class IB)
December 31, 2006	$13.94	$(.03)(f)	$.79	$.76	$—	$—	$—	$—	$14.70	5.45	$235,531	1.05(f)	(.23)(f)	98.25
December 31, 2005	12.43	(.03)(f)(g)	1.54	1.51	—	—	—	—	13.94	12.15	258,209	.99(f)	(.25)(f)(g)	71.15
December 31, 2004	10.48	(.06)(f)	2.01	1.95	—	—	—	—	12.43	18.61	258,884	1.04(f)	(.56)(f)	93.49
December 31, 2003	7.87	(.04)	2.65	2.61	—	—	—	—	10.48	33.16	240,752	1.01	(.46)	90.84
December 31, 2002	11.34	(.05)	(3.42)	(3.47)	—	—	—	—	7.87	(30.60)	189,445.99		(.53)	78.14

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Amount represents less than $0.01 per share.

(f) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–—	————–—	————–—
Putnam VT Vista Fund	<0.01%	<0.01%	<0.01%	—

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Vista Fund	$153,601	<$0.01	0.03%	<$0.01	0.03%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811-05346

4/07

Prospectus

April 30, 2007

Putnam Variable Trust
Class IA and IB Shares

Growth Fund
Putnam VT Voyager Fund

This prospectus explains what you should know about Putnam VT Voyager Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Please read it carefully. Certain other funds of the Trust are offered through another prospectus.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

CONTENTS
2	Fund summary (including Goal, Main investment
strategies, Main risks, Investor profile, Past
performance, and Costs associated with
your investment)
3	What are the fund’s main investment strategies
and related risks?
5	Who oversees and manages the fund?
7	How to buy and sell fund shares
7	Distribution Plan and payments to dealers
8	How does the fund price its shares?
8	Policy on excessive short-term trading
9	Fund distributions and taxes
10	Financial highlights

Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized and large companies, although we can invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

This fund is designed for investors seeking capital appreciation and who are willing to wait out short-term market fluctuations. The fund discourages short-term trading activity. It should not be your sole investment. However, the fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Ask your financial representative for details.

PAST PERFORMANCE

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average total return over the past 10 years for the fund’s class IA shares.

* In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 41.38% to $1,414.

* In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 18.88% to $811.

* Year-to-date performance through 3/31/07 was –0.56% .

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns

(for periods ending 12/31/06)
	Past	Past	Past
	1 year	5 years	10 years

Class IA	5.71%	1.69%	5.81%
Class IB	5.43%	1.44%	5.60%
Russell 1000 Growth Index
(no deduction for fees or expenses)	9.07%	2.69%	5.44%

This table compares the fund’s performance to that of a broad measure of market performance. Performance of class IB shares for the period prior to April 30, 1998 for the fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . The fund’s performance is compared to the Russell 1000 Growth Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their growth orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Operating Expenses. This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund’s last fiscal year.

2   P R O S P E C T U S   O F   T H E   T R U S T

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.59%	N/A	0.07%	0.66%
Class IB	0.59%	0.25%	0.07%	0.91%

How do these fees and expenses look in dollar terms?

This example takes the total annual operating expenses for each share class, and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

EXAMPLE: Annual operating expenses on $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$67	$210	$366	$ 819
Class IB	$93	$289	$502	$1,118

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the fund’s main investment strategies and related risks?

We generally manage the fund in a style similar to the Putnam Voyager Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. However, the counterpart fund will not have identical portfolio holdings or investment results, since we may employ different investment practices and invest in different securities for it.

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

3   P R O S P E C T U S   O F   T H E   T R U S T

* Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. The fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the fund paid $2,681,714 in brokerage commissions during the last fiscal year, representing 0.13% of the fund’s average net assets. Of this amount, $626,010, representing 0.03% of the fund’s average net assets, was paid to brokers who also provided research services. Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Combining the brokerage commissions paid by the fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio for class IA shares results in a “combined cost ratio” of 0.79% of the fund’s average net

4   P R O S P E C T U S   O F   T H E   T R U S T

assets for class IA shares for the last fiscal year. The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratio would be higher than that shown.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transactions costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. During the past five years, the fund’s fiscal year portfolio turnover rate was as follows:

	2006	2005	2004	2003	2002

Portfolio Turnover	62%	119%	49%	47%	91%

* Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Who oversees and manages the fund?

THE FUND’S TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services and the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained Putnam Management to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract is discussed in the Trust’s annual report to shareholders dated December 31, 2006. The fund pays Putnam Management a quarterly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee of 0.59% of average net assets for the fund’s last fiscal year after giving effect to applicable waivers. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

* Investment management team. Putnam Management’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Growth Team manage the fund’s investments. The names of all team members can be found at www.putnam.com.

5   P R O S P E C T U S   O F   T H E   T R U S T

The team members identified as the fund’s Portfolio Leaders coordinate the team’s efforts related to the fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the fund.

The principal managers of the fund

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Robert Ginsberg	2005	Putnam	Portfolio Manager
Management
2004 – Present

		Delaware	Portfolio Manager
Investments
Prior to Aug. 2004

Kelly Morgan	2005	Putnam	Chief Investment
		Management	Officer, Large Cap
		1996 – Present	Growth Team
Previously, Director,
Global Equity
Research Team;
Associate Director,
Global Equity
Research Team;
Director, Global
Growth Team

* Other funds managed by the Portfolio Leaders. As of March 31, 2007, Robert Ginsberg was also a Portfolio Leader of Putnam VT Growth Opportunities Fund, and was a Portfolio Member of Putnam VT Discovery Growth Fund. Kelly Morgan was also a Portfolio Leader of Putnam VT Growth Opportunities Fund and Putnam VT Research Fund. Robert Ginsberg and Kelly Morgan may also manage retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the fund.

* Changes in the fund’s Portfolio Leaders and Portfolio Member. During the fiscal year ended December 31, 2006, Portfolio Member Saba Malak left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Eric Wetlaufer (May 2002 to June 2002) and Brian O’Toole (July 2002 to March 2005).

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is its broad investment category as determined by Lipper Inc., VP (Underlying Funds) —Large-Cap Growth Funds. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

*Consistent performance means being above median over one year.

*Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

*Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leaders, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

PENDING CHANGE IN PUTNAM’S OWNERSHIP

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

6   P R O S P E C T U S   O F   T H E   T R U S T

This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of the Putnam funds at shareholder meetings expected to be held in May 2007.The transaction is currently expected to be completed by the middle of 2007, though this date could change.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc. (“NASD”).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Costs Associated with Your Investment” at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or

7   P R O S P E C T U S   O F    T H E   T R U S T

on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2006 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. The fair value determined for an investment may differ from recent market prices for the investment.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund's fair value pricing procedures may differ from recent market prices for the investment.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the funds) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s

8   P R O S P E C T U S   O F   T H E  T R U S T

investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below investment grade bonds.

* Fund policies and limitations. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds. If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

9   P R O S P E C T U S   O F   T H E   T R U S T

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Service Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those securities would be decreased.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

11   P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Voyager Fund (Class IA)
December 31, 2006	$28.72	$ .02(e)	$ 1.62	$ 1.64	$(.11)	$—	$ —	$ (.11)	$ 30.25	5.71	$ 1,438,858	.66(e)	.08(e)	62.27
December 31, 2005	27.37	.09(e)(g)	1.51	1.60	(.25)	—	—	(.25)	28.72	5.94(g)	1,801,387	.63(e)	.35(e)(g)	119.09
December 31, 2004	26.10	.21(e)(f )	1.18	1.39	(.12)	—	—	(.12)	27.37	5.34	2,357,097	.64(e)	.81(e)(f )	48.94
December 31, 2003	21.00	.10	5.15	5.25	(.15)	—	—	(.15)	26.10	25.16	2,799,625.62		.45	47.37
December 31, 2002	28.72	.12	(7.63)	(7.51)	(.21)	—	—	(.21)	21.00	(26.34)	2,740,121.60		.51	90.52

Putnam VT Voyager Fund (Class IB)
December 31, 2006	$28.55	$ (.05)(e)	$1.60	$ 1.55	$(.03)	$—	$ —	$ (.03)	$ 30.07	5.43	$ 421,488	.91(e)	(.17)(e)	62.27
December 31, 2005	27.20	.02(e)(g)	1.51	1.53	(.18)	—	—	(.18)	28.55	5.69(g)	485,323	.88(e)	.08(e)(g)	119.09
December 31, 2004	25.96	.15(e)(f )	1.15	1.30	(.06)	—	—	(.06)	27.20	5.03	518,951	.89(e)	.60(e)(f )	48.94
December 31, 2003	20.87	.04	5.14	5.18	(.09)	—	—	(.09)	25.96	24.91	509,892.87		.19	47.37
December 31, 2002	28.56	.06	(7.60)	(7.54)	(.15)	—	—	(.15)	20.87	(26.53)	362,402.85		.26	90.52

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.

(e) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets:

	12/31/06	12/31/05	12/31/04	12/31/03
	————–—	————–—	————–—	————–—
Putnam VT Voyager Fund	<0.01%	<0.01%	<0.01%	—

(f ) Net investment income (loss) per share and ratio of net investment income (loss) for the following fund’s class IA and class IB shares reflect a special dividend received by the fund, which amounted to the following amounts:

	Per share	Percentage of average net assets
	——–—————–—	——–—————–—
	12/31/04	12/31/04
	——–——--	——–——--
Putnam VT Voyager Fund	$0.12	0.45%

(g) Reflects a non recurring accrual related to a Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005:

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Voyager Fund	$2,097,095	$0.02	0.08%	$0.02	0.08%

12	P R O S P E C T U S O F T H E T R U S T	13	P R O S P E C T U S O F T H E T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

14   P R O S P E C T U S   O F   T H E   T R U S T

THIS PAGE INTENTIONALLY LEFT BLANK

15   P R O S P E C T U S   O F   T H E   T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940-1203

www.putnam.com

File No. 811—05346

4/07